Nottingham Investment Trust II
                           105 North Washington Street
                               Post Office Box 69
                     Rocky Mount, North Carolina 27802-0069
                                  800-525-3863

                                 January 3, 2000


VIA EDGAR
=========


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: Nottingham Investment Trust II (the "Trust") (File No. 33-37458 and 811-06199); on behalf of the Trust's WST Growth Fund, formerly named the WST Growth & Income Fund, (a series of the Trust); Supplement to the Prospectuses and Statement of Additional Information
     ---------------------------------------------------------------------------


Ladies and Gentlemen:

Pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the final form of the most recent supplements of the Prospectuses and Statement of Additional Information, each dated January 3, 2000, for the above-referenced series.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212.

Sincerely,

/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, Nottingham Investment Trust II


CC:      Patsy Mengiste
         Asst. Branch Chief for Disclosure
         Division of Investment Management
         U.S. Securities and Exchange Commission
         450 Fifth Street, N.W.
         Mail Stop S-5
         Washington, DC  20549
         (202) 942-0632

Cusip Number 66976M839                                       NASDAQ Ticker WSTSX

________________________________________________________________________________

                                 WST GROWTH FUND

                                 A series of the
                         Nottingham Investment Trust II

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________

                                   PROSPECTUS

                                  June 1, 1999
                        Supplemented on January 3, 2000


The WST Growth Fund (the "Fund") seeks total return from a combination of capital appreciation and current income. This Prospectus relates to the Institutional Class Shares of the Fund. The Fund also offers two additional classes of shares: Investor Class Shares and Class C Shares, which are offered by other prospectuses.

Prior to January 3, 2000, the Fund was known as the "WST Growth & Income Fund." The Board of Trustees of the Nottingham Investment Trust II determined that renaming the Fund more accurately reflected the investment objectives and policies of the Fund.



                                     Advisor
                                     -------

                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510

                                 1-800-525-3863









The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND......................................................................2
--------
      Investment Objective....................................................2
      Principal Investment Strategies.........................................2
      Principal Risks Of Investing In The Fund................................4
      Bar Chart and Performance Table.........................................6
      Fees And Expenses Of The Fund...........................................7

MANAGEMENT OF THE FUND........................................................8
----------------------
      The Investment Advisor..................................................8
      The Administrator.......................................................9
      The Transfer Agent......................................................9
      The Distributor.........................................................9

INVESTING IN THE FUND........................................................10
---------------------
      Minimum Investment.....................................................10
      Purchase And Redemption Price..........................................10
      Purchasing Shares......................................................11
      Redeeming Your Shares..................................................12

OTHER IMPORTANT INVESTMENT INFORMATION.......................................14

      Dividends, Distributions And Taxes.....................................14
      Financial Highlights...................................................15
      Additional Information.........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The  WST  Growth  Fund  seeks  total  return  from  a  combination   of  capital
appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its objective by investing primarily in a flexible portfolio of:

     o  equity securities,
     o  fixed income securities, and
     o  money market instruments.

The capital appreciation portion of the Fund's objective will be achieved by investing in equity securities. The income portion of the Fund's objective will be achieved by investing in fixed income securities and money market instruments.

Wilbanks, Smith & Thomas Asset Management, Inc. ("the Advisor") will vary the percentage of Fund assets invested in equities, fixed income securities, and money market instruments according to the Advisor's judgment of market and economic conditions, and based on the Advisor's view of which asset class can best achieve the Fund's objectives.

Equity Securities

Selection of equity securities will be based primarily on the expected capital appreciation potential, and the percentage invested in equity securities will generally comprise not less than 70% of the portfolio.

The equity portion of the Fund's portfolio will consist generally of common stocks, convertible preferred stocks, participating preferred stocks, preferred equity redemption cumulative stocks, preferred stocks and convertible bonds traded (grade "BB" or higher) on domestic securities exchanges or on the over-the-counter markets. Foreign equity securities will be limited to those available on domestic U.S. exchanges and denominated in U.S. dollars.

The Advisor utilizes a "top down" approach to equity selection.

      ---------------------------------------------------------------------
                   Macroeconomic Analysis and Projected Trends
      ---------------------------------------------------------------------
                    Research consisting of four primary areas
(market interest rates, Federal Reserve policy, inflation, and economic growth, as typically measured by gross domestic product)


                ------------------------------------------------
                                 Sector Analysis
                ------------------------------------------------
          Research and analysis of sectors within the research universe


                          ----------------------------
                                Industry Analysis
                          ----------------------------
                         Industry analysis of companies
                               within each sector

From an initial research universe of approximately 5,400 companies, a "screen" is performed to identify securities with a projected earnings per share growth rate of 12% or more, market capitalization of not less than $750 million, price earnings' ratios within appropriate relative ranges compared to comparable sector and industry companies, and a projection of increasing earnings estimates.

At this point, the Advisor utilizes a philosophy known as "GARP," growth at reasonable price, as its underlying equity investment selection philosophy. The screens, referred to in the paragraph above, result in a universe of approximately 400 companies, which then receive active research by the Advisor's Investment Committee. From this universe of 400 companies, the Advisor reduces the equity universe to approximately 75 companies which, depending upon the then current price in the equities markets for that company, are eligible for purchase by the Fund.

The Advisor will base security selection on the following factors:

     o  financial history of the company,
     o  consistency of earnings,
     o  return on equity,
     o  cash flow,
     o  strength of management,
     o ratios such as price/earnings, price/book value, price/sales, and price/ cash flow, and
     o  historical valuations and future prospects of the company.

Under normal market conditions, the Fund will include 25 to 45 companies in its portfolio.

The Advisor performs rigorous research on individual companies in the final equity universe through direct contact with senior management in addition to Wall Street research analysis. The Advisor's research analysts construct financial models based upon the data gathered from various sources, to assist in each security's qualification under the Advisor's security selection criteria.

While portfolio securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o  alternative investments offer superior total return prospects; or
     o  fundamentals change adversely.


Fixed Income Securities

Selection of fixed income securities will be primarily for income and the percentage invested in fixed income securities and money market instruments, in the aggregate, will generally comprise not more than 30% of the portfolio.

The Advisor will allocate approximately 50% of the fixed income portion of the Fund to duration strategies using U.S. Treasury securities. The remaining 50% of fixed income securities are selected based upon investment analysis by the Advisor, attempting to identify securities that are undervalued. Fixed income securities are identified as undervalued in circumstances, for instance, where the Advisor believes the credit rating of the company is subject to an increase, which has the potential to reduce the price spread to a comparable maturity U.S. Treasury security, and in turn an increase in price. Fixed income securities may also be identified as undervalued if the spread (difference in yield to an underlying treasury of comparable maturity) for a particular security is too large relative to similar fixed income securities within similar maturities and similar credit quality.

The Fund may invest in fixed income securities that may be rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Groups ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are of comparable quality as determined by the Advisor (so-called "junk bonds"). The Fund will not invest more than 50% of the total fixed income portion of its portfolio (and not more that 15% of the Fund's total assets) in junk bonds. The Fund will not invest in junk bonds rated lower than "Caa" by Moody's or "CCC" by Standard & Poor's or Fitch or equivalent unrated securities.


Money Market Instruments

Money market instruments will typically represent a portion of the Fund's portfolio as a method to: (1) temporarily invest monies received by the Fund prior to investing in equity or fixed income securities; (2) accumulate cash for anticipated purchases of portfolio securities; and (3) provide for shareholder redemptions and the payment of operating expenses of the Fund.

Under certain conditions, the Advisor may choose to temporarily invest up to 100% of the Fund's assets in cash and cash equivalents, investment-grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments as a temporary defensive position, when the Advisor determines that market conditions warrant such investments. When the Fund invests in these investments as a temporary defensive measure, it is not pursuing its stated investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or lower-rated securities.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of fixed income securities to decrease, and vice versa. There is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long-term maturities.

o Maturity Risk: Maturity risk is another factor which can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated "BBB" by Standard & Poor's or "Baa" by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

o Junk Bonds or Lower rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by S&P or Moody's, respectively, are speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rate fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

o    Year  2000  Risk:   Like  other  mutual   funds,   financial  and  business
     organizations and individuals around the world, the Trust and the Fund could be adversely affected if the computer systems used by the Advisor, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and the Fund are computer reliant. The Advisor, administrator, transfer agent, distributor and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust and the Fund are also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Advisor, administrator, transfer agent, distributor, and custodian. There can be no assurance that the Trust and the Fund's key service providers will be Year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust and the Fund to perform its mission critical functions, including trading and settling trades of the Fund's securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of the Fund's shares may be materially affected.

     In addition, because the Year 2000 Problem affects virtually all issuers, the companies or entities in which the Fund may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 Problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Fund.

BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Class Shares of the Fund by showing (on a calendar year basis) changes in the Institutional Class Shares' average annual total returns during the last calendar year and since the Fund's inception, and by showing (on a calendar year basis) how the Institutional Class Shares' average annual returns compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[Bar chart here]:

        Calendar Year Returns
     Institutional Class Shares
     --------------------------
            1988    19.89%


o During the 1-year period shown in the bar chart, the highest return for a quarter was 23.49% (quarter ended December 31, 1998).
o During the 1-year period shown in the bar chart, the lowest return for a quarter was -12.98% (quarter ended September 30, 1998).
o The year-to-date return for the Institutional Class Shares as of the most recent calendar quarter was 4.24% (quarter ended March 31, 1999).


   ------------------------------------------- ------------- ---------------
   Average Annual Total Returns                   Past 1          Since
   Period ended December 31, 1998                  Year         Inception*
   ------------------------------------------- ------------- ---------------
   WST Growth Fund Institutional Shares           19.89%          17.44%
   ------------------------------------------- ------------- ---------------
   S&P 500 Total Return Index **                  28.58%          25.03%
   ------------------------------------------- ------------- ---------------


   * The Institutional Class Shares commenced operations on September 30, 1997. ** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock
      Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.


------------------------------------------------------------------- ------------
          Shareholder Fees for Institutional Class Shares
------------------------------------------------------------------- ------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                    None
------------------------------------------------------------------- ------------
Maximum deffered sales charge (load)                                    None
------------------------------------------------------------------- ------------
Maximum imposed sales charge (load) on reinvested dividends             None
------------------------------------------------------------------- ------------
Redemption fee                                                          None
------------------------------------------------------------------- ------------
Exchange fee                                                            None
------------------------------------------------------------------- ------------


------------------------------------------------------------------- ------------
Annual Fund Operating Expenses for Institutional Class Shares
         (expenses that are deducted from Fund assets)
------------------------------------------------------------------- ------------
Management Fees                                                         0.75 %
------------------------------------------------------------------- ------------
Distribution and/or Service (12b-1) Fees                                0.00 %
------------------------------------------------------------------- ------------
Other Expenses                                                          1.33 %
                                                                        ----
------------------------------------------------------------------- ------------
          Total Annual Fund Operating Expenses                          2.08 %^1
------------------------------------------------------------------- ------------
          Fee Waiver and/or Expense Reimbursement                      (0.33)%
                                                                        ----
------------------------------------------------------------------- ------------
          Net Expenses                                                  1.75 %
                                                                        ====
------------------------------------------------------------------- ------------


  1 "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Class Shares of the Fund for the fiscal year ended March 31, 1999. The Advisor has entered into a contractual agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net asset of the Institutional Class Shares of the Fund for the fiscal year ending March 31, 2000. See "Expense Limitation Agreement" for more detailed information.

Example: This Example shows you the expenses you may pay over time by investing in the Institutional Class Shares of the Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in the Fund versus other funds. The Example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

---------------------------- ------------ ------------ ------------ ------------
                                1 Year      3 Years      5 Years      10 Years
---------------------------- ------------ ------------ ------------ ------------
Institutional Class Shares       $178         $551         $949        $2,062
---------------------------- ------------ ------------ ------------ ------------


                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

Subject to the authority of the Board of Trustees, Wilbanks, Smith & Thomas Asset Management, Inc., One Commercial Place, Suite 1450, Norfolk, Virginia 23510, provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities pursuant to an Amended and Restated Investment Advisory Agreement with the Trust (the "Advisory Agreement").

The Advisor is registered under the Investment Advisors Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The Advisor was established as a Virginia corporation in 1990 and is controlled by Wayne F. Wilbanks, CFA, L. Norfleet Smith, Jr., and Norwood A. Thomas, Jr.

The Advisor currently serves as investment advisor to approximately $925 million in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation.

The Advisor supervises and implements the investment activities of the Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies " in the Statement of Additional Information.

The Investment Committee of the Advisor, composed of Wayne F. Wilbanks, CFA, L. Norfleet Smith, Jr., and Norwood A. Thomas, Jr. (all control persons of the Advisor) is responsible for day-to-day management of the Fund's portfolio. Mr. Wilbanks has been with the Advisor since its formation in 1990. Messrs. Smith and Thomas have been with the Advisor since 1992. Messrs. Wilbanks and Thomas serve as executive officers of the Trust and will represent the Advisor at Board of Trustees meetings.

The Advisor's Compensation. Compensation of the Advisor with regard to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 0.75% of the first $250 million of net assets and 0.65% of all assets over $250 million. For the fiscal year ending March 31, 1999, the Advisor voluntarily waived $31,699 of its advisory fee. As a result, the amount of compensation received by the Advisor as a percentage of assets of the Fund during the last fiscal year was 0.42%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, on March 15, 1999 the Advisor entered into an expense limitation agreement with the Trust, with respect to the Fund (the "Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.75% of the average net assets of each Class of Shares for the fiscal year to end March 31, 2000.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


THE ADMINISTRATOR

The Nottingham Company, Inc. (the "Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Advisor in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to a Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the "Investing in the Fund" section of this Prospectus, the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.


THE DISTRIBUTOR

Capital Investment Group, Inc. (the "Distributor") serves as the distributor of the Fund's Institutional Class Shares. The Distributor may sell such shares to or through qualified securities dealers or others.

Other Expenses. In addition to the advisory fees (and 12b-1 fees for the Investor Class Shares and Class C Shares), the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer and dividend disbursing agent independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of the relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional Class Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $25,000 ($2,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Gifts to Minors Act). The minimum additional investment is $500 ($100 for those participating in the Automatic Investment
Plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange ("NYSE") is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees of the Trust.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after the redemption order is received. The Fund may suspend redemptions, if permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "WST Growth Fund," to:

                       WST Growth Fund
                       Institutional Class Shares
                       c/o NC Shareholder Services, LLC
                       107 North Washington Street
                       Post Office Box 4365
                       Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                       First Union National Bank of North Carolina
                       Charlotte, North Carolina
                       ABA # 053000219
                       For the WST Growth Fund - Institutional Class Shares Acct. # 2000001068081
                       For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an Automatic Investment Plan may open an account with a minimum balance of $1,000. This Automatic Investment Plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Exchange Feature. You may exchange shares of the Fund for shares of any other series or class of shares of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Board of Trustees  reserves  the right to suspend,  terminate,  or amend the
terms  of  the  exchange   privilege   upon  60-days'   written  notice  to  the
shareholders.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption request should be addressed to:

                        WST Growth Fund
                        Institutional Class Shares
                        c/o NC Shareholder Services, LLC
                        107 North Washington Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina  27803-0365

Regular mail redemption request should include:

1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)  Any required signature guarantees (see "Signature Guarantees" below); and

3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

    1)  The name of the Fund and the designation of Class of Shares,
    2)  Shareholder name and account number,
    3)  Number of shares or dollar amount to be redeemed,
    4)  Instructions for transmittal of redemption funds to the shareholder, and
    5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named on your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Small Accounts. All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $25,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) due to redemptions, exchanges, or transfers, and not due to market action, upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $25,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for a Fund Share Application form.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay taxes on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial data included in the table below have been derived from audited financial statements of the WST Growth Fund's Institutional Class Shares for the fiscal year ended March 31, 1999, and the fiscal period ended March 31, 1998. The financial data have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such year and period is included in the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.

                                   INSTITUTIONAL CLASS SHARES
                        (For a Share Outstanding Throughout the Periods)


----------------------------------------------------------------------------------------------------------------------
                                                                                                       Period from
                                                                                  For the fiscal   September 30, 1997
                                                                                    year ended     (commencement of
                                                                                     March 31,       operations) to
                                                                                       1999          March 31, 1998
----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...................................       $        11.29      $       10.02
    Income from investment operations
        Net investment income (loss) ...................................                 0.00               0.00
        Net realized and unrealized gain on investments ................                 1.48               1.27
                                                                               --------------      -------------
            Total from investment operations ...........................                 1.48               1.27
                                                                               --------------      -------------
    Distributions to shareholders from
        Net investment income ..........................................                 0.00               0.00
                                                                               --------------      -------------


Net Asset Value, End of Period .........................................       $        12.77      $       11.29
                                                                               ==============      =============

Total return ...........................................................                13.11%             12.72%
                                                                               ==============      =============



Ratios/supplemental data

    Net Assets, End of Period ..........................................       $   11,419,391      $   6,376,193
                                                                               ==============      =============
    Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..................                 2.08 %             3.15 % (a)
        After expense reimbursements and waived fees ...................                 1.75 %             1.75 % (a)

    Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..................                (0.35)%            (1.31)% (a)
        After expense reimbursements and waived fees ...................                (0.01)%             0.09 % (a)


    Portfolio turnover rate ............................................                31.11 %            23.64 %

          (a)  Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                                 WST GROWTH FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________


Additional information about the Fund is available in the Fund's Statement of Additional Information. The Fund's Annual and Semi-annual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These reports and the Statement of Additional Information are available free of charge upon request by contacting us:


By telephone:       1-800-525-3863

By mail:            WST Growth Fund
                    Institutional Class Shares
                    c/o NC Shareholder Services, LLC
                    107 North Washington Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com






Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.





                  Investment Company Act file number 811-06199

________________________________________________________________________________

                                 WST GROWTH FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                  June 1, 1999

                         Supplemented on January 3, 2000

Cusip Number 66976M821

________________________________________________________________________________

                                 WST GROWTH FUND

                                 A series of the
                         Nottingham Investment Trust II

                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   PROSPECTUS

                                  June 1, 1999
                         Supplemented on January 3, 2000


The WST Growth Fund (the "Fund") seeks total return from a combination of capital appreciation and current income. This Prospectus relates to the Investor Class Shares of the Fund. The Fund also offers two additional classes of shares:
Institutional Class Shares and Class C Shares, which are offered by other prospectuses.

Prior to January 3, 2000, the Fund was known as the "WST Growth & Income Fund." The Board of Trustees of the Nottingham Investment Trust II determined that renaming the Fund more accurately reflected the investment objectives and policies of the Fund.




                                     Advisor
                                     -------

                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510

                                 1-800-525-3863









The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND......................................................................2
--------
      Investment Objective....................................................2
      Principal Investment Strategies.........................................2
      Principal Risks Of Investing In The Fund................................4
      Bar Chart and Performance Table.........................................6
      Fees And Expenses Of The Fund...........................................7

MANAGEMENT OF THE FUND........................................................8
----------------------
      The Investment Advisor..................................................8
      The Administrator.......................................................9
      The Transfer Agent......................................................9
      The Distributor.........................................................9

INVESTING IN THE FUND........................................................10
---------------------
      Minimum Investment.....................................................10
      Purchase And Redemption Price..........................................10
      Purchasing Shares......................................................11
      Redeeming Your Shares..................................................13

OTHER IMPORTANT INVESTMENT INFORMATION.......................................15
--------------------------------------
      Dividends, Distributions And Taxes.....................................15
      Financial Highlights...................................................17
      Additional Information.........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVES

The  WST  Growth  Fund  seeks  total  return  from  a  combination   of  capital
appreciation and current income.


PRINCIPAL INVESTMENT STRATGIES

The Fund will seek to achieve its objective by investing primarily in a flexible portfolio of:

     o  equity securities,
     o  fixed income securities, and
     o  money market instruments.

The capital appreciation portion of the Fund's objective will be achieved by investing in equity securities. The income portion of the Fund's objective will be achieved by investing in fixed income securities and money market instruments.

Wilbanks, Smith & Thomas Asset Management, Inc. ("the Advisor") will vary the percentage of Fund assets invested in equities, fixed income securities, and money market instruments according to the Advisor's judgment of market and economic conditions, and based on the Advisor's view of which asset class can best achieve the Fund's objectives.

Equity Securities

Selection of equity securities will be based primarily on the expected capital appreciation potential, and the percentage invested in equity securities will generally comprise not less than 70% of the portfolio.


The equity portion of the Fund's portfolio will consist generally of common stocks, convertible preferred stocks, participating preferred stocks, preferred equity redemption cumulative stocks, preferred stocks and convertible bonds traded (grade "BB" or higher) on domestic securities exchanges or on the over-the-counter markets. Foreign equity securities will be limited to those available on domestic U.S. exchanges and denominated in U.S. dollars.

The Advisor utilizes a "top down" approach to equity selection.

      ---------------------------------------------------------------------
                   Macroeconomic Analysis and Projected Trends
      ---------------------------------------------------------------------
                    Research consisting of four primary areas
(market interest rates, Federal Reserve policy, inflation, and economic growth, as typically measured by gross domestic product)


                ------------------------------------------------
                                 Sector Analysis
                ------------------------------------------------
          Research and analysis of sectors within the research universe


                          ----------------------------
                                Industry Analysis
                          ----------------------------
                         Industry analysis of companies
                               within each sector

From an initial research universe of approximately 5,400 companies, a "screen" is performed to identify securities with a projected earnings per share growth rate of 12% or more, market capitalization of not less than $750 million, price earnings' ratios within appropriate relative ranges compared to comparable sector and industry companies, and a projection of increasing earnings estimates.

At this point, the Advisor utilizes a philosophy known as "GARP," growth at reasonable price, as its underlying equity investment selection philosophy. The screens, referred to in the paragraph above, result in a universe of approximately 400 companies, which then receive active research by the Advisor's Investment Committee. From this universe of 400 companies, the Advisor reduces the equity universe to approximately 75 companies which, depending upon the then current price in the equities markets for that company, are eligible for purchase by the Fund.

The Advisor will base security selection on the following factors:

     o  financial history of the company,
     o  consistency of earnings,
     o  return on equity,
     o  cash flow,
     o  strength of management,
     o ratios such as price/earnings, price/book value, price/sales, and price/ cash flow, and
     o  historical valuations and future prospects of the company.

Under normal market conditions, the Fund will include 25 to 45 companies in its portfolio.

The Advisor performs rigorous research on individual companies in the final equity universe through direct contact with senior management in addition to Wall Street research analysis. The Advisor's research analysts construct financial models based upon the data gathered from various sources, to assist in each security's qualification under the Advisor's security selection criteria.

While portfolio securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o  alternative investments offer superior total return prospects; or
     o  fundamentals change adversely.


Fixed Income Securities

Selection of fixed income securities will be primarily for income and the percentage invested in fixed income securities and money market instruments, in the aggregate, will generally comprise not more than 30% of the portfolio.

The Advisor will allocate approximately 50% of the fixed income portion of the Fund to duration strategies using U.S. Treasury securities. The remaining 50% of fixed income securities are selected based upon investment analysis by the Advisor, attempting to identify securities that are undervalued. Fixed income securities are identified as undervalued in circumstances, for instance, where the Advisor believes the credit rating of the company is subject to an increase, which has the potential to reduce the price spread to a comparable maturity U.S. Treasury security, and in turn an increase in price. Fixed income securities may also be identified as undervalued if the spread (difference in yield to an underlying treasury of comparable maturity) for a particular security is too large relative to similar fixed income securities within similar maturities and similar credit quality.

The Fund may invest in fixed income securities that may be rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Groups ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are of comparable quality as determined by the Advisor (so-called "junk bonds"). The Fund will not invest more than 50% of the total fixed income portion of its portfolio (and not more that 15% of the Fund's total assets) in junk bonds. The Fund will not invest in junk bonds rated lower than "Caa" by Moody's or "CCC" by Standard & Poor's or Fitch or equivalent unrated securities.

Money Market Instruments

Money market instruments will typically represent a portion of the Fund's portfolio as a method to: (1) temporarily invest monies received by the Fund prior to investing in equity or fixed income securities; (2) accumulate cash for anticipated purchases of portfolio securities; and (3) provide for shareholder redemptions and the payment of operating expenses of the Fund.

Under certain conditions, the Advisor may choose to temporarily invest up to 100% of the Fund's assets in cash and cash equivalents, investment-grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments as a temporary defensive position, when the Advisor determines that market conditions warrant such investments. When the Fund invests in these investments as a temporary defensive measure, it is not pursuing its stated investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or lower-rated securities.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of fixed income securities to decrease, and vice versa. There is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long-term maturities.

o Maturity Risk: Maturity risk is another factor which can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated "BBB" by Standard & Poor's or "Baa" by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

o Junk Bonds or Lower rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by S&P or Moody's, respectively, are speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rate fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

o Year 2000 Risk: Like other mutual funds, financial and business organizations and individuals around the world, the Trust and the Fund could be adversely affected if the computer systems used by the Advisor, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and the Fund are computer reliant. The Advisor, administrator, transfer agent, distributor and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust and the Fund are also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Advisor, administrator, transfer agent, distributor, and custodian. There can be no assurance that the Trust and the Fund's key service providers will be Year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust and the Fund to perform its mission critical functions, including trading and settling trades of the Fund's securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of the Fund's shares may be materially affected.

   In addition, because the Year 2000 Problem affects virtually all issuers, the companies or entities in which the Fund may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 Problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Fund.

BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Investor Class Shares of the Fund by showing (on a calendar year basis) changes in the Investor Class Shares' average annual total returns during the last calendar year and since the Investor Class's inception, and by showing (on a calendar year basis) how the Investor Class Shares' average annual returns compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[Bar chart here]:

          Calendar Year Returns
          Investor Class Shares
          ---------------------
             1998      19.31%

o During the 1-year period shown in the bar chart, the highest return for a quarter was 23.30% (quarter ended December 31, 1998).
o During the 1-year period shown in the bar chart, the lowest return for a quarter was -13.12% (quarter ended September 30, 1998).
o The year-to-date return for the Investor Class Shares as of the most recent calendar quarter was 4.11% (quarter ended March 31, 1999).
o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

   ------------------------------------------- ------------- ---------------
   Average Annual Total Returns                   Past 1          Since
   Period ended December 31, 1998*                 Year         Inception**
   ------------------------------------------- ------------- ---------------
   WST Growth Fund Investor Class Shares          14.84%          11.60%
   ------------------------------------------- ------------- ---------------
   S&P 500 Total Return Index ***                 28.58%          23.40%
   ------------------------------------------- ------------- ---------------

   *    The maximum sales load is reflected in the table.
   **   The Investor Class Shares commenced operations on October 3, 1997.
   *** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------------------------------------- ------------
                   Shareholder Fees for Investor Class Shares
------------------------------------------------------------------- ------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                    3.75 %
------------------------------------------------------------------- ------------
Maximum deffered sales charge (load)                                    None
------------------------------------------------------------------- ------------
Maximum imposed sales charge (load) on reinvested dividends             None
------------------------------------------------------------------- ------------
Redemption fee                                                          None
------------------------------------------------------------------- ------------
Exchange fee                                                            None
------------------------------------------------------------------- ------------


------------------------------------------------------------------- ------------
            Annual Fund Operating Expenses for Investor Class Shares
                 (expenses that are deducted from Fund assets)
------------------------------------------------------------------- ------------
Management Fees                                                         0.75 %
------------------------------------------------------------------- ------------
Distribution and/or Service (12b-1) Fees                                0.50 %
------------------------------------------------------------------- ------------
Other Expenses                                                          1.31 %
                                                                        ----
------------------------------------------------------------------- ------------
          Total Annual Fund Operating Expenses                          2.56 %^1
------------------------------------------------------------------- ------------
          Fee Waiver and/or Expense Reimbursement                      (0.31)%
                                                                        ----
------------------------------------------------------------------- ------------
          Net Expenses                                                  2.25 %
                                                                        ====
------------------------------------------------------------------- ------------


1. "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 1999. The Advisor has entered into a contractual agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net asset of the Investor Class Shares of the Fund for the fiscal year ending March 31, 2000. See "Expense Limitation Agreement" for more detailed information.

Example: This Example shows you the expenses you may pay over time by investing in the Investor Class Shares of the Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in the Fund versus other funds. The Example assumes the following conditions:

     (1) You invest $10,000 in the Fund for the periods shown;
     (2) You reinvest all dividends and distributions;
     (3) You redeem all of your shares at the end of those periods;
     (4) You earn a 5% total return; and
     (5) The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

---------------------------- ------------ ------------ ------------ ------------
                                1 Year      3 Years      5 Years      10 Years
---------------------------- ------------ ------------ ------------ ------------
Investor Class Shares            $595        $1,052       $1,535       $2,863
---------------------------- ------------ ------------ ------------ ------------



                             MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

Subject to the authority of the Board of Trustees, Wilbanks, Smith & Thomas Asset Management, Inc., One Commercial Place, Suite 1450, Norfolk, Virginia 23510, provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities pursuant to an Amended and Restated Investment Advisory Agreement with the Trust (the "Advisory Agreement").

The Advisor is registered under the Investment Advisors Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The Advisor was established as a Virginia corporation in 1990, and is controlled by Wayne F. Wilbanks, CFA, L. Norfleet Smith, Jr., and Norwood A. Thomas, Jr.

The Advisor currently serves as investment advisor to approximately $925 million in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation.

The Advisor supervises and implements the investment activities of the Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies" in the Statement of Additional Information.

The Investment Committee of the Advisor, composed of Wayne F. Wilbanks, CFA, L. Norfleet Smith, Jr., and Norwood A. Thomas, Jr. (all control persons of the Advisor) is responsible for day-to-day management of the Fund's portfolio. Mr. Wilbanks has been with the Advisor since its formation in 1990. Messrs. Smith and Thomas have been with the Advisor since 1992. Messrs. Wilbanks and Thomas serve as executive officers of the Trust and will represent the Advisor at Board of Trustees meetings.

The Advisor's Compensation. Compensation of the Advisor with regard to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 0.75% of the first $250 million of net assets and 0.65% of all assets over $250 million. For the fiscal year ending March 31, 1999, the Advisor voluntarily waived $31,699 of its advisory fee. As a result, the amount of compensation received by the Advisor as a percentage of assets of the Fund during the last fiscal year was 0.42%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, on March 15, 1999 the Advisor entered into an expense limitation agreement with the Trust, with respect to the Fund (the "Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.75% of the average net assets of each Class of Shares for the fiscal year to end March 31, 2000.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


THE ADMINISTRATOR

The Nottingham Company, Inc. (the "Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Advisor in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to a Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the "Investing in the Fund" section of this Prospectus, the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.


THE DISTRIBUTOR

Capital Investment Group, Inc. (the "Distributor") serves as the distributor of the Fund's Investor Class Shares. The Distributor may sell such shares to or through qualified securities dealers or others.

Distribution Plan. For the Investor Class Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the Investment Company Act of 1940, as amended ("1940 Act"). The Distribution Plan provides that the Fund will annually pay the Distributor up to 0.50% of the average daily net assets of the Fund's Investor Class Shares for activities primarily intended to result in the sale of those Investor Class Shares or the servicing of those shares, including to compensate entities for providing distribution and shareholder servicing with respect to the Fund's Investor Class Shares (this compensation is commonly referred to as "12b-1 fees"). Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the advisory fees (and 12b-1 fees for the Investor Class and Class C Shares), the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer and dividend disbursing agent independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of the relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Investor Class Shares are sold subject to a maximum sales charge of 3.75%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $5,000 ($2,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Gifts to Minors Act). The minimum additional investment is $500 ($100 for those participating in the Automatic Investment Plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of Investor Class Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

--------------------------------------- ------------------- ------------------- -----------------------------
                                                               Sales Charge            Sales Dealers
        Amount of Transaction at         Charge As % of Net  As a % of Public     Brokerage Commissions as
         Public Offering Price            Amount Invested     Offering Price     % of Public Offering Price
--------------------------------------- ------------------- ------------------- -----------------------------
          Less than $250,000                   3.93%               3.75%                    3.65%
--------------------------------------- ------------------- ------------------- -----------------------------
   $250,000 but less than $500,000             2.04%               2.00%                    1.90%
--------------------------------------- ------------------- ------------------- -----------------------------
           $500,000 or more                    1.01%               1.00%                    0.90%
--------------------------------------- ------------------- ------------------- -----------------------------

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange ("NYSE") is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees of the Trust.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after the redemption order is received. The Fund may suspend redemptions, if permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "WST Growth Fund," to:

                      WST Growth Fund
                      Investor Class Shares
                      c/o NC Shareholder Services, LLC
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219
                      For the WST Growth Fund - Investor Class Shares
                      Acct. # 2000001068081
                      For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an Automatic Investment Plan may open an account with a minimum balance of $1,000. This Automatic Investment Plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Exchange Feature. You may exchange shares of the Fund for shares of any other series or class of shares of the Trust (other than Institutional Class Shares) advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Institutional Class Shares may only be exchanged for Institutional Class Shares of another series of the Trust advised by the Advisor. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Board of Trustees  reserves  the right to suspend,  terminate,  or amend the
terms  of  the  exchange   privilege   upon  60-days'   written  notice  to  the
shareholders.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

Reduced Sales Charges

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of the Funds with a value of $200,000 would pay a sales charge of 2.00% of the offering price on the new investment.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Account Application. Information about the "Letter of Intent" procedure, including its terms, is contained on the back of the Account Application.

Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Shares of the Fund in Investor Shares of the Fund or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other class charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the class to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and the Fund or the Distributor must receive a written order for the purchase of such shares within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption request should be addressed to:

                      WST Growth Fund
                      Investor Class Shares
                      c/o NC Shareholder Services, LLC
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

Regular mail redemption request should include:

1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)  Any required signature guarantees (see "Signature Guarantees" below); and

3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

    1)  The name of the Fund and the designation of Class of Shares,
    2)  Shareholder name and account number,
    3)  Number of shares or dollar amount to be redeemed,
    4)  Instructions for transmittal of redemption funds to the shareholder, and
    5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named on your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Small Accounts. All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) due to redemptions, exchanges, or transfers, and not due to market action, upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors
Act) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for a Fund Share Application form.



                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay taxes on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial data included in the table below have been derived from audited financial statements of the WST Growth Fund's Investor Class Shares for the fiscal year ended March 31, 1999, and the fiscal period ended March 31, 1998. The financial data have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such year and period is included in the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.


                              INVESTOR CLASS SHARES
                (For a Share Outstanding Throughout the Periods)


---------------------------------------------------------------------------------------------------------------------------------
                                                                                   For the fiscal   Period from October 3, 1997
                                                                                     year ended    (commencement of operations)
                                                                                      March 31,          to March 31, 1998
                                                                                        1999
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ........................................... $       11.26              $     10.22

    Income from investment operations
        Net investment income (loss) ...........................................         (0.04)                   (0.01)
        Net realized and unrealized gain on investments ........................          1.45                     1.05
                                                                                 -------------              -----------
            Total from investment operations ...................................          1.41                     1.04
                                                                                 -------------              -----------


    Distributions to shareholders from
        Net investment income ..................................................          0.00                     0.00
                                                                                 -------------              -----------

Net Asset Value, End of Period ................................................. $       12.67              $     11.26
                                                                                 =============              ===========
Total return (a) ...............................................................         12.52%                   10.52%
                                                                                 =============              ===========

Ratios/supplemental data
    Net Assets, End of Period .................................................. $   2,539,131              $   763,186
                                                                                 =============              ===========
    Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..........................          2.56 %                   3.63 % (b)
        After expense reimbursements and waived fees ...........................          2.25 %                   2.25 % (b)

    Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..........................         (0.84)%                  (1.70)% (b)
        After expense reimbursements and waived fees ...........................         (0.53)%                  (0.31)% (b)

    Portfolio turnover rate ....................................................         31.11 %                  23.64 %

     (a)  Total return does not reflect payment of a sales charge.
     (b)  Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                                 WST GROWTH FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________


Additional information about the Fund is available in the Fund's Statement of Additional Information. The Fund's Annual and Semi-annual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These reports and the Statement of Additional Information are available free of charge upon request by contacting us:


By telephone:       1-800-525-3863

By mail:            WST Growth Fund
                    Investor Class Shares
                    c/o NC Shareholder Services, LLC
                    107 North Washington Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com






Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.



                  Investment Company Act file number 811-06199

________________________________________________________________________________

                                 WST GROWTH FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                  June 1, 1999

                         Supplemented on January 3, 2000

Cusip Number Class C Shares 66976M797

________________________________________________________________________________

                                 WST GROWTH FUND

                                 A series of the
                         Nottingham Investment Trust II

                                 CLASS C SHARES
________________________________________________________________________________

                                   PROSPECTUS

                                  June 1, 1999
                         Supplemented on January 3, 2000


The WST Growth Fund (the "Fund") seeks total return from a combination of capital appreciation and current income. This Prospectus relates to the Class C Shares of the Fund. The Fund also offers two additional classes of shares:
Institutional Class Shares and Investor Class Shares, which are offered by other prospectuses.

Prior to January 3, 2000, the Fund was known as the "WST Growth & Income Fund." The Board of Trustees of the Nottingham Investment Trust II determined that renaming the Fund more accurately reflected the investment objectives and policies of the Fund.




                                     Advisor
                                     -------

                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510

                                 1-800-525-3863











The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND......................................................................2
--------
      Investment Objective....................................................2
      Principal Investment Strategies.........................................2
      Principal Risks Of Investing In The Fund................................4
      Bar Chart and Performance Table.........................................6
      Fees And Expenses Of The Fund...........................................7

MANAGEMENT OF THE FUND........................................................8
----------------------
      The Investment Advisor..................................................8
      The Administrator.......................................................9
      The Transfer Agent......................................................9
      The Distributor.........................................................9

INVESTING IN THE FUND........................................................10
---------------------
      Minimum Investment.....................................................10
      Purchase And Redemption Price..........................................10
      Purchasing Shares......................................................11
      Redeeming Your Shares..................................................12

OTHER IMPORTANT INVESTMENT INFORMATION.......................................14
--------------------------------------
      Dividends, Distributions And Taxes.....................................14
      Financial Highlights...................................................15
      Additional Information.........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The  WST  Growth  Fund  seeks  total  return  from  a  combination   of  capital
appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its objective by investing primarily in a flexible portfolio of:

     o  equity securities,
     o  fixed income securities, and
     o  money market instruments.

The capital appreciation portion of the Fund's objective will be achieved by investing in equity securities. The income portion of the Fund's objective will be achieved by investing in fixed income securities and money market instruments.

Wilbanks, Smith & Thomas Asset Management, Inc. ("the Advisor") will vary the percentage of Fund assets invested in equities, fixed income securities, and money market instruments according to the Advisor's judgment of market and economic conditions, and based on the Advisor's view of which asset class can best achieve the Fund's objectives.

Equity Securities

Selection of equity securities will be based primarily on the expected capital appreciation potential, and the percentage invested in equity securities will generally comprise not less than 70% of the portfolio.

The equity portion of the Fund's portfolio will consist generally of common stocks, convertible preferred stocks, participating preferred stocks, preferred equity redemption cumulative stocks, preferred stocks and convertible bonds traded (grade "BB" or higher) on domestic securities exchanges or on the over-the-counter markets. Foreign equity securities will be limited to those available on domestic U.S. exchanges and denominated in U.S. dollars.


The Advisor utilizes a "top down" approach to equity selection.

      ---------------------------------------------------------------------
                   Macroeconomic Analysis and Projected Trends
      ---------------------------------------------------------------------
                    Research consisting of four primary areas
(market interest rates, Federal Reserve policy, inflation, and economic growth, as typically measured by gross domestic product)


                ------------------------------------------------
                                 Sector Analysis
                ------------------------------------------------
          Research and analysis of sectors within the research universe


                          ----------------------------
                                Industry Analysis
                          ----------------------------
                         Industry analysis of companies
                               within each sector

From an initial research universe of approximately 5,400 companies, a "screen" is performed to identify securities with a projected earnings per share growth rate of 12% or more, market capitalization of not less than $750 million, price earnings' ratios within appropriate relative ranges compared to comparable sector and industry companies, and a projection of increasing earnings estimates.

At this point, the Advisor utilizes a philosophy known as "GARP," growth at reasonable price, as its underlying equity investment selection philosophy. The screens, referred to in the paragraph above, result in a universe of approximately 400 companies, which then receive active research by the Advisor's Investment Committee. From this universe of 400 companies, the Advisor reduces the equity universe to approximately 75 companies which, depending upon the then current price in the equities markets for that company, are eligible for purchase by the Fund.

The Advisor will base security selection on the following factors:

     o  financial history of the company,
     o  consistency of earnings,
     o  return on equity,
     o  cash flow,
     o  strength of management,
     o ratios such as price/earnings, price/book value, price/sales, and price/ cash flow, and
     o  historical valuations and future prospects of the company.

Under normal market conditions, the Fund will include 25 to 45 companies in its portfolio.

The Advisor performs rigorous research on individual companies in the final equity universe through direct contact with senior management in addition to Wall Street research analysis. The Advisor's research analysts construct financial models based upon the data gathered from various sources, to assist in each security's qualification under the Advisor's security selection criteria.

While portfolio securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o  alternative investments offer superior total return prospects; or
     o  fundamentals change adversely.


Fixed Income Securities

Selection of fixed income securities will be primarily for income and the percentage invested in fixed income securities and money market instruments, in the aggregate, will generally comprise not more than 30% of the portfolio.

The Advisor will allocate approximately 50% of the fixed income portion of the Fund to duration strategies using U.S. Treasury securities. The remaining 50% of fixed income securities are selected based upon investment analysis by the Advisor, attempting to identify securities that are undervalued. Fixed income securities are identified as undervalued in circumstances, for instance, where the Advisor believes the credit rating of the company is subject to an increase, which has the potential to reduce the price spread to a comparable maturity U.S. Treasury security, and in turn an increase in price. Fixed income securities may also be identified as undervalued if the spread (difference in yield to an underlying treasury of comparable maturity) for a particular security is too large relative to similar fixed income securities within similar maturities and similar credit quality.

The Fund may invest in fixed income securities that may be rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Groups ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are of comparable quality as determined by the Advisor (so-called "junk bonds"). The Fund will not invest more than 50% of the total fixed income portion of its portfolio (and not more that 15% of the Fund's total assets) in junk bonds. The Fund will not invest in junk bonds rated lower than "Caa" by Moody's or "CCC" by Standard & Poor's or Fitch or equivalent unrated securities.


Money Market Instruments

Money market instruments will typically represent a portion of the Fund's portfolio as a method to: (1) temporarily invest monies received by the Fund prior to investing in equity or fixed income securities; (2) accumulate cash for anticipated purchases of portfolio securities; and (3) provide for shareholder redemptions and the payment of operating expenses of the Fund.

Under certain conditions, the Advisor may choose to temporarily invest up to 100% of the Fund's assets in cash and cash equivalents, investment-grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments as a temporary defensive position, when the Advisor determines that market conditions warrant such investments. When the Fund invests in these investments as a temporary defensive measure, it is not pursuing its stated investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or lower-rated securities.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of fixed income securities to decrease, and vice versa. There is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long-term maturities.

o Maturity Risk: Maturity risk is another factor which can effect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated "BBB" by Standard & Poor's or "Baa" by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

o Junk Bonds or Lower rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by S&P or Moody's, respectively, are speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rate fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

o Year 2000 Risk: Like other mutual funds, financial and business organizations and individuals around the world, the Trust and the Fund could be adversely affected if the computer systems used by the Advisor, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and the Fund are computer reliant. The Advisor, administrator, transfer agent, distributor and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust and the Fund are also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Advisor, administrator, transfer agent, distributor, and custodian. There can be no assurance that the Trust and the Fund's key service providers will be Year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust and the Fund to perform its mission critical functions, including trading and settling trades of the Fund's securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of the Fund's shares may be materially affected.

   In addition, because the Year 2000 Problem affects virtually all issuers, the companies or entities in which the Fund may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 Problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Fund.

BAR CHART AND PERFORMANCE TABLE*

The bar chart and table shown below provide an indication of the risks of investing in the WST Growth Fund by showing (on a calendar year basis) changes in the Fund's average annual total returns during the last calendar year and since the Fund's inception and by showing (on a calendar year basis) how the Fund's average annual returns compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The bar chart is based on the performance of the Institutional Class Shares whose fees and expenses are the same as the Class C Shares except that the Class C Shares pay a 12b-1 fee of 0.75%.


[Bar chart here]:

        Calendar Year Returns
     Institutional Class Shares
     --------------------------
            1988    19.89%


o During the 1-year period shown in the bar chart, the highest return for a quarter was 23.49% (quarter ended December 31, 1998).
o During the 1-year period shown in the bar chart, the lowest return for a quarter was -12.98% (quarter ended September 30, 1998).
o The year-to-date return for the Institutional Class Shares as of the most recent calendar quarter was 4.24% (quarter ended March 31, 1999).


   ------------------------------------------- ------------- ---------------
   Average Annual Total Returns                   Past 1          Since
   Period ended December 31, 1998*                 Year         Inception**
   ------------------------------------------- ------------- ---------------
   WST Growth Fund Institutional Shares           19.89%          17.44%
   ------------------------------------------- ------------- ---------------
   S&P 500 Total Return Index ***                 28.58%          25.03%
   ------------------------------------------- ------------- ---------------


    *   The  returns  shown in the bar  chart  and the  table  are for the
        Institutional   Class   Shares  which  are  not  offered  by  this
        Prospectus. Class C Shares may have annual returns that are substantially similar to the Institutional Class Shares because each Class of Shares is invested in the same portfolio of securities. The annual returns of the Class C Shares, as compared to the Institutional Class Shares, will differ from those of the Institutional Class Shares because the Class C Shares are subject to a 12b-1 fee of 0.75% of the average daily net assets of the Class C Shares.
    **  The Institutional Class Shares  commenced operations  on September
        30, 1997.
    *** The S&P 500 Total Return Index is the Standard & Poor's  Composite
        Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------------------------------------- ------------
                       Shareholder Fees for Class C Shares
------------------------------------------------------------------- ------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                    None
------------------------------------------------------------------- ------------
Maximum deffered sales charge (load)                                    None
------------------------------------------------------------------- ------------
Maximum imposed sales charge (load) on reinvested dividends             None
------------------------------------------------------------------- ------------
Redemption fee                                                          None
------------------------------------------------------------------- ------------
Exchange fee                                                            None
------------------------------------------------------------------- ------------


------------------------------------------------------------------- ------------
               Annual Fund Operating Expenses for Class C Shares
                  (expenses that are deducted from Fund assets)
------------------------------------------------------------------- ------------
Management Fees                                                         0.75 %
------------------------------------------------------------------- ------------
Distribution and/or Service (12b-1) Fees                                0.75 %
------------------------------------------------------------------- ------------
Other Expenses                                                          1.33 %^1
                                                                        ----
------------------------------------------------------------------- ------------
          Total Annual Fund Operating Expenses                          2.83 %^1
------------------------------------------------------------------- ------------
          Fee Waiver and/or Expense Reimbursement                      (0.33)%
                                                                        ----
------------------------------------------------------------------- ------------
          Net Expenses                                                  2.50 %
                                                                        ====
------------------------------------------------------------------- ------------


  1. Because the Class C Shares have only been offered since May 3, 1999, "Other Expenses" and "Total Annual Fund Operating Expenses" are based on amounts estimated for the current fiscal year. The Advisor has entered into a contractual agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net asset each Class of Shares. See "Expense Limitation Agreement" for more detailed information.

Example: This Example shows you the expenses you may pay over time by investing in the Class C Shares of the Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in the Fund versus other funds. The Example assumes the following conditions:

     (1) You invest $10,000 in the Fund for the periods shown;
     (2) You reinvest all dividends and distributions;
     (3) You redeem all of your shares at the end of those periods;
     (4) You earn a 5% total return; and
     (5) The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

---------------------------- ------------ ------------ ------------ ------------
                                1 Year      3 Years      5 Years      10 Years
---------------------------- ------------ ------------ ------------ ------------
      Class C Shares             $253         $779        $1,331       $2,836
---------------------------- ------------ ------------ ------------ ------------



                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

Subject to the authority of the Board of Trustees, Wilbanks, Smith & Thomas Asset Management, Inc., One Commercial Place, Suite 1450, Norfolk, Virginia 23510, provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities pursuant to an Amended and Restated Investment Advisory Agreement with the Trust (the "Advisory Agreement").

The Advisor is registered under the Investment Advisors Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The Advisor was established as a Virginia corporation in 1990, and is controlled by Wayne F. Wilbanks, CFA, L. Norfleet Smith, Jr., and Norwood A. Thomas, Jr.

The Advisor currently serves as investment advisor to approximately $925 million in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation.

The Advisor supervises and implements the investment activities of the Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies" in the Statement of Additional Information.

The Investment Committee of the Advisor, composed of Wayne F. Wilbanks, CFA, L. Norfleet Smith, Jr., and Norwood A. Thomas, Jr. (all control persons of the Advisor) is responsible for day-to-day management of the Fund's portfolio. Mr. Wilbanks has been with the Advisor since its formation in 1990. Messrs. Smith and Thomas have been with the Advisor since 1992. Messrs. Wilbanks and Thomas serve as executive officers of the Trust and will represent the Advisor at Board of Trustees meetings.

The Advisor's Compensation. Compensation of the Advisor with regard to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 0.75% of the first $250 million of net assets and 0.65% of all assets over $250 million. For the fiscal year ending March 31, 1999, the Advisor voluntarily waived $31,699 of its advisory fee. As a result, the amount of compensation received by the Advisor as a percentage of assets of the Fund during the last fiscal year was 0.42%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, on March 15, 1999 the Advisor entered into an expense limitation agreement with the Trust, with respect to the Fund (the "Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.75% of the average net assets of each Class of Shares for the fiscal year to end March 31, 2000.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


THE ADMINISTRATOR

The Nottingham Company, Inc. (the "Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Advisor in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to a Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the "Investing in the Fund" section of this Prospectus, the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.


THE DISTRIBUTOR

Capital Investment Group, Inc. (the "Distributor") serves as the distributor of the Fund's Class C Shares. The Distributor may sell such shares to or through qualified securities dealers or others.

Distribution Plan. For the Class C Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the Investment Company Act of 1940, as amended ("1940 Act"). The Distribution Plan provides that the Fund will annually pay the Distributor up to 0.75% of the average daily net assets of the Fund's Class C Shares for activities primarily intended to result in the sale of those Class C Shares or the servicing of those shares, including to compensate entities for providing distribution and shareholder servicing with respect to the Fund's Class C Shares (this compensation is commonly referred to as "12b-1 fees"). Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the advisory fees (and 12b-1 fees for the Investor Class and Class C Shares), the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer and dividend disbursing agent independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of the relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Class C Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $5,000 ($2,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Gifts to Minors Act). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange ("NYSE") is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees of the Trust.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after the redemption order is received. The Fund may suspend redemptions, if permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "WST Growth Fund," to:

                      WST Growth Fund
                      Class C Shares
                      c/o NC Shareholder Services, LLC
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219
                      For the WST Growth Fund - Class C Shares
                      Acct. # 2000001068081
                      For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an Automatic Investment Plan may open an account with a minimum balance of $1,000. This Automatic Investment Plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Exchange Feature. You may exchange shares of the Fund for shares of any other series or class of shares of the Trust (other than Institutional Class Shares) advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Board of Trustees  reserves  the right to suspend,  terminate,  or amend the
terms  of  the  exchange   privilege   upon  60-days'   written  notice  to  the
shareholders.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption request should be addressed to:

                      WST Growth Fund
                      Class C Shares
                      c/o NC Shareholder Services, LLC
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

Regular mail redemption request should include:

1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)  Any required signature guarantees (see "Signature Guarantees" below); and

3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     1) The name of the Fund and the designation of Class of Shares,
     2) Shareholder name and account number,
     3) Number of shares or dollar amount to be redeemed,
     4) Instructions for transmittal of redemption funds to the shareholder, and
     5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named on your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Small Accounts. All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) due to redemptions, exchanges, or transfers, and not due to market action upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors
Act) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for a Fund Share Application form.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay taxes on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial data included in the table below have been derived from audited financial statements of the WST Growth Fund's Institutional Class Shares for the fiscal year ended March 31, 1999, and the fiscal period ended March 31, 1998. Because the Class C Shares of the WST Growth Fund were not offered to the pubic until May 3, 1999, there are no financial highlights for the Class C Shares at this time. The financial data, related to the other classes of shares offered, have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such year and period is included in the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.


                                   INSTITUTIONAL CLASS SHARES
                        (For a Share Outstanding Throughout the Periods)


----------------------------------------------------------------------------------------------------------------------
                                                                                                       Period from
                                                                                  For the fiscal   September 30, 1997
                                                                                    year ended     (commencement of
                                                                                     March 31,       operations) to
                                                                                       1999          March 31, 1998
----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...................................       $        11.29      $       10.02
    Income from investment operations
        Net investment income (loss) ...................................                 0.00               0.00
        Net realized and unrealized gain on investments ................                 1.48               1.27
                                                                               --------------      -------------
            Total from investment operations ...........................                 1.48               1.27
                                                                               --------------      -------------
    Distributions to shareholders from
        Net investment income ..........................................                 0.00               0.00
                                                                               --------------      -------------


Net Asset Value, End of Period .........................................       $        12.77      $       11.29
                                                                               ==============      =============

Total return ...........................................................                13.11%             12.72%
                                                                               ==============      =============



Ratios/supplemental data

    Net Assets, End of Period ..........................................       $   11,419,391      $   6,376,193
                                                                               ==============      =============
    Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..................                 2.08 %             3.15 % (a)
        After expense reimbursements and waived fees ...................                 1.75 %             1.75 % (a)

    Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..................                (0.35)%            (1.31)% (a)
        After expense reimbursements and waived fees ...................                (0.01)%             0.09 % (a)


    Portfolio turnover rate ............................................                31.11 %            23.64 %

          (a)  Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                                 WST GROWTH FUND

                                 CLASS C SHARES
________________________________________________________________________________


Additional information about the Fund is available in the Fund's Statement of Additional Information. The Fund's Annual and Semi-annual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These reports and the Statement of Additional Information are available free of charge upon request by contacting us:


By telephone:       1-800-525-3863

By mail:            WST Growth Fund
                    Class C Shares
                    c/o NC Shareholder Services, LLC
                    107 North Washington Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com


Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.






                  Investment Company Act file number 811-06199

________________________________________________________________________________

                                 WST GROWTH FUND

                                 CLASS C SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                  June 1, 1999

                         Supplemented on January 3, 1999

                       STATEMENT OF ADDITIONAL INFORMATION

                                 WST GROWTH FUND

                                  June 1, 1999
                         Supplemented on January 3, 2000

                                 A Series of the
                         NOTTINGHAM INVESTMENT TRUST II
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-525-3863





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVE AND POLICIES............................................B-1
INVESTMENT LIMITATIONS.......................................................B-4
PORTFOLIO TRANSACTONS........................................................B-5
NET ASSET VALUE..............................................................B-7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................B-7
DESCRIPTION OF THE TRUST.....................................................B-9
ADDITIONAL INFORMATION CONCERNING TAXES.....................................B-10
MANAGEMENT AND OTHER SERVICE PROVIDERS......................................B-11
SPECIAL SHAREHOLDER SERVICES................................................B-15
ADDITIONAL INFORMATION ON PERFORMANCE.......................................B-18
FINANCIAL STATEMENTS........................................................B-19
APPENDIX A..................................................................B-20









This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses dated June 1, 1999 and supplemented on January 3, 2000, for the WST Growth Fund (the "Fund") relating to the Fund's Institutional Class Shares, Investor Class Shares, and Class C Shares, as each Prospectus may be amended or supplemented from time to time, and is incorporated by reference in its entirety into each Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Prior to January 3, 2000, the Fund was known as the "WST Growth & Income Fund." The Board of Trustees of the Nottingham Investment Trust II determined that renaming the Fund more accurately reflected the investment objectives and policies of the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and investment strategies as set forth in the Prospectuses for each Class of Shares of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest. The Fund commenced operations in 1997 as a separate diversified investment portfolio of the Nottingham Investment Trust II (the "Trust").

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to five days of the purchase.

Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. As a result, disposing of illiquid securities before maturity may be time consuming and expensive and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Options Trading. The Fund may also purchase or sell certain put and call options for hedging purposes. This is a highly specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The obligation of the Fund to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Stock Index Options. The Fund may purchase or sell put and call stock index options for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market values of the stocks included in the index.

The Fund may purchase put and call stock index options in an attempt to either hedge against the risk of unfavorable price movements adversely affecting the value of the Fund's securities, or securities the Fund intends to buy, or otherwise in furtherance of the Fund's investment objectives. The Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which the Fund has purchased.

The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's portfolio securities. Inasmuch as the Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Fund.

Lower Rated Debt Securities. The Fund may invest in debt securities which are rated Caa or higher by Moody's or CCC or higher by S&P or Fitch or equivalent unrated securities. However, the Fund may not invest more than 15% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P or Fitch or securities not rated by Moody's, S&P or Fitch which the Advisor deems to be of equivalent quality. Bonds rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing, and be in default. As a result, investment in such bonds will entail greater risks than those associated with investment in investment-grade bonds (i.e., bonds rated BBB or better by S&P or Fitch or Baa or better by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on the Fund's net asset value to the extent it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisor will attempt to reduce these risks through diversification of the Fund's portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary or emergency purposes and 15% of its total assets to meet redemption requests, which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on the portfolio's net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank. The Fund will not make any further investments if the borrowing exceeds 5% of its total assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, appropriate securities in an amount sufficient to meet the purchase price. Purchasing securities on a forward commitment or when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although a fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests, in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3.  Invest  25% or more of the  value of its total  assets  in any one  industry
    (except  that  securities  of  the  U.S.  Government,   its  agencies,   and
    instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; and

9. Make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Fund may engage in options transactions to the extent described in the Prospectus);

5. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; and

6. Purchase foreign securities other than those traded on domestic U.S. exchanges and other foreign debt securities as described in the Prospectus.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor, if it believes it can obtain the best execution of transactions from such broker; however, at this time the Advisor has not utilized the affiliated brokerage firm's services. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") acting as principal, except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal year ended March 31, 1999, and the fiscal period ended March 31, 1998, the Fund paid brokerage commissions of $24,500 and $15,215, respectively.


                                 NET ASSET VALUE

The net asset value per share of each Class of Shares of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which the net asset value of each Class of shares of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Board of Trustees approves such allocation. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

For the fiscal year ended March 31, 1999, the total expenses of the Fund, after fee waivers of $31,699 were $174,045. For the period since commencement of operations (September 30, 1997) through March 31, 1998, the total expenses of the Fund, after fee waivers of $30,497 and expense reimbursements of $5,047, were $45,193.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus any applicable sales charge for that Class of shares.

Plan Under Rule 12b-1. The Trust has adopted Plans of Distribution (each a "Plan" and collectively, the "Plans") for the Investor Class Shares and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "Distribution Plan" in the Prospectus). Under the Plan, the Fund will pay 0.50% of the Investor Class Shares' average net assets annually and 0.75% of the Class C Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of Investor Class Shares and Class C Shares of the Fund and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. Potential benefits of the Plans to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

It is anticipated that a portion of the 12b-1 fees received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing to potential investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the sale of Investor Class Shares and Class C Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Class Shares and Class C Shares.

Each Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to the Investor Class Shares or the Class C Shares regardless of the level of expenditures made by the Distributor. The Board of Trustees of the Trust will, however, take into account such expenditures for purposes of reviewing operations under each Plan and concerning their annual consideration of each Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Class Shares and Class C Shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class Shares and Class C Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Class Shares and Class C Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Class Shares and Class C Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Class Shares and Class C Shares.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms, which receive payments under the Plans.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

Each Plan and the Amended and Restated Distribution Agreement with the Distributor have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans or any related agreements ("Rule 12b-1 Trustees"), by vote cast in person or at a meeting duly called for the purpose of voting on each of the Plans and the Amended and Restated Distribution Agreement. Continuation of each Plan and the Amended and Restated Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of each of the Plans is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Board of Trustees has made such a determination for the current year of operations under the Plans. Each Plan and the Amended and Restated Distribution Agreement may be terminated at any time without penalty by a majority of the Rule 12b-1 Trustees or by a majority vote of the shareholders of a particular Class of the Fund. Any material amendment, including an increase in the maximum percentage payable under a Plan, must likewise be approved by a majority vote of the outstanding voting shares of the affected Class, as well as by a majority vote of the Rule 12b-1 Trustees. Also, any other material amendment to a Plan must be approved by a majority vote of the Trustees including a majority of the Rule 12b-1 Trustees. In addition, in order for each of the Plans to remain effective, the selection and nomination of the Rule 12b-1 Trustees must be effected by the Trustees who themselves are Rule 12b-1 Trustees. Persons authorized to make payments under each of the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

For the fiscal year ended March 31, 1999, the Fund expended $7,113 under the Plan for the Investor Class Shares. For the period since the Fund commenced operations (September 30, 1997) through the period ended March 31, 1998, the Fund expended $847 under the Plan for the Investor Class Shares. Such costs were spent primarily on compensation to sales personnel for the sale of Investor Class Shares.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for reasons other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                            DESCRIPTION OF THE TRUST

The Trust, which is an open-end management investment company, is an unincorporated business trust organized under Massachusetts's law on October 25, 1990. The Trust's Amended and Restated Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of the following eight series: WST Growth Fund managed by Wilbanks, Smith & Thomas Asset Management, Inc. of Norfolk, Virginia; Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; Investek Fixed Income Trust managed by Investek Capital Management, Inc. of Jackson, Mississippi; The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and the Brown Capital Management International Equity Fund managed by Brown Capital Management, Inc. of Baltimore, Maryland; and The CarolinasFund managed by Morehead Capital Advisors, L.L.C. of Charlotte, North Carolina and Capital Investment Counsel, Inc. of Raleigh, North Carolina. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multi-Class Plan which contains the general characteristics of, and conditions under which the Trust may offer, multiple Classes of Shares of each of its series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A matter affects a series or class unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or Officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own federal, state, local, and foreign tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

Trustees and Officers. The Trustees and Executive Officers of the Trust, their ages, addresses, and principal occupations for the last five years are as follows:

                                                    TRUSTEES

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------
Jack E. Brinson, 65                             Trustee and Chairman             President, Brinson Investment Co.,
1105 Panola Street                                                               President, Brinson Chevrolet, Inc.,
Tarboro, North Carolina  27886                                                   Tarboro, North Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
Thomas W. Steed, 40                             Trustee                          Senior Corporate Attorney
101 Bristol Court                                                                Hardees Food Systems, Rocky Mount, North
Rocky Mount, North Carolina  27802                                               Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
J. Buckley Strandberg, 38                       Trustee                          Vice President, Standard Insurance and
Post Office Box 1375                                                             Realty, Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802
----------------------------------------------- -------------------------------- ---------------------------------------------
Eddie C. Brown, 58                              Trustee*                         President, Brown Capital Management, Inc.,
809 Cathedral Street                                                             Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
Richard K. Bryant, 39                           Trustee*                         President, Capital Investment Group,
Post Office Box 32249                                                            Raleigh, North Carolina; Vice President
Raleigh, North Carolina  27622                                                   Capital Investment Counsel, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
____________________
*  Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act.

                                                    OFFICERS

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------
Michael T. McRee, 55                            President, Investek Fixed        President, Investek Capital Management,
317 East Capitol                                Income Trust                     Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
Wayne F. Wilbanks, 38                           President, The WST Growth &      President, Wilbanks, Smith & Thomas
One Commercial Place, Suite 1150                Income Fund                      Asset Management, Inc., Norfolk, Virginia
Norfolk, Virginia  25510
----------------------------------------------- -------------------------------- ---------------------------------------------
Eddie C. Brown, 58                              President, The Brown Capital     President, Brown Capital Management, Inc.,
809 Cathedral Street                            Management Funds                 Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
Richard K. Bryant, 39                           President, Capital Value Fund;   President, Capital Investment Group,
Post Office Box 32249                           Vice President, The              Raleigh, North Carolina, Vice President,
Raleigh, North Carolina  27622                  CarolinasFund                    Capital Investment Counsel, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
Elmer O. Edgerton, Jr., 57                      Vice President, Capital Value    President, Capital Investment Counsel
Post Office Box  32249                          Fund                             Raleigh, North Carolina; Vice President
Raleigh, North Carolina  27622                                                   Capital Investment Group, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
Doug S. Folk, 38                                Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Investment, Inc., Jackson, Mississippi,
Jackson, Mississippi  39201                                                      since 1996; previously, Portfolio Manager,
                                                                                 Southern Farm Bureau Life Insurance
                                                                                 Company, Jackson, Mississippi
----------------------------------------------- -------------------------------- ---------------------------------------------
R. Mark Fields, 46                              Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Management, Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
John M. Friedman, 55                            Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Management, Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
Keith A. Lee, 38                                Vice President, The Brown        Vice President, Brown Capital Management,
309 Cathedral Street                            Capital Management Funds         Inc., Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
C. Frank Watson, III, 28                        Secretary                        Vice President, The Nottingham Company
105 North Washington Street                                                      Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802
----------------------------------------------- -------------------------------- ---------------------------------------------
Julian G. Winters, 30                           Treasurer and Assistant          Legal and Compliance Director, The
105 North Washington Street                     Secretary                        Nottingham Company, Rocky Mount, North
Rocky Mount, North Carolina  27802                                               Carolina, since 1996; previously Operations
                                                                                 Manager, Tar Heel Medical, Nashville, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.


                                                         Compensation Table*

                                                               Pension                                            Total
                                                             Retirement                                        Compensation
                                     Aggregate                Benefits                 Estimated                 from the
                                   Compensation              Accrued As                 Annual                    Trust
      Name of Person,                from the               Part of Fund             Benefits Upon               Paid to
         Position                      Fund                   Expenses                Retirement                 Trustees
         --------                      ----                   --------                ----------                 --------
Eddie C. Brown
Trustee                                None                     None                     None                      None

Richard K. Bryant
Trustee                                None                     None                     None                      None

Jack E. Brinson
Trustee                               $1,250                    None                     None                     $9,750

Thomas W. Steed
Trustee                               $1,250                    None                     None                     $9,750

J. Buckley Strandberg
Trustee                               $1,250                    None                     None                     $9,750

*  Figures are as of the Fund's fiscal year ended March 31, 1999.

Principal Holders of Voting Securities. As of May 7, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each Class of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of a Class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a Class of the Fund as of May 7, 1999.

Name and Address of                                        Amount and Nature of
Beneficial Owner                                           Beneficial Ownership                  Percent of Class
----------------                                           --------------------                  ----------------

                                                           INSTITUTIONAL SHARES


Charles Schwab & Co., Inc.                                  215,093.662 shares                       22.531%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104

Koochekzadeh Partnership                                    155,664.385 shares                       16.306%
5600 Wisconsin Ave., Apt. 19C
Chevy Chase, MD  20815

Wheat First Securities, Inc.                                 59,822.676 shares                        6.266%
Birdsong Charitable Foundation, Inc.
Attn: George Y. Birdsong
612 Madison Ave.
Suffolk, VA  23434


                                                              INVESTOR SHARES


R. Dean Irwin Ltd. Employees Pension Plan                    13,206.283 shares                        5.980%
350 North Clark Street
Chicago, IL  60610-4796

DFH Properties LLC                                           11,705.177 shares                        5.300%
2726 Croasdaile Drive
Suite 101
Durham, NC  27705-2500

Investment Advisor. Information about Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor") and its duties and compensation as Advisor is contained in the Prospectuses for each Class of shares of the Fund.

The Advisor will receive a monthly management fee equal to an annual rate of 0.75% of the first $250 million of the average daily net assets of the Fund and 0.65% on assets over $250 million. For the fiscal year ended March 31, 1999, the Advisor received $40,044 of its fee, after waivers of $31,699. For the period since the Fund commenced operations (September 30, 1997) through March 31, 1998, the Advisor received $463 of its fee, after waivers of $18,741 and also reimbursed $5,047 of the Fund's operating expenses for the period.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Company (the "Administrator"), a North Carolina corporation, whose address is 105 North Washington Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, based upon the average daily net assets of an equity or balanced fund, is at the following annual rates: 0.175% of the Fund's first $50 million, 0.150% on the next $50 million, 0.125% on the next $50 million, and 0.100% on average daily net assets over $150 million. In addition, the Administrator currently receives a monthly fee of $2,000 per Fund and $750 for each additional Class of Shares (although the fees are allocated equally as an expense to each Class) for accounting and recordkeeping services. The Administrator charges a minimum fee of $4,000 per month per Fund for all of its fees taken in the aggregate, analyzed monthly. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. For the fiscal year ended March 31, 1999, the Fund paid the Administrator $49,740 for its services.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $750 per month. For the fiscal year ended March 31, 1999, the Fund paid the Transfer Agent $7,500 for its services.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to an Amended and Restated Distribution Agreement approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall, from time to time, identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Either party upon 60-days' prior written notice to the other party may terminate the Amended and Restated Distribution Agreement.

For the fiscal year ended March 31, 1999, the aggregate dollar amount of sales charges on the sales of Investor Class Shares of the Fund was $43,189, of which the Distributor retained sales charges of $1,070. For the period since the Fund commenced operations (September 30, 1997) through March 31, 1998, the aggregate dollar amount of sales charges on the sale of Investor Class Shares of the Fund was $16,467, of which the Distributor retained sales charges of $434.

Custodian. First Union National Bank of North Carolina (the "Custodian") serves as custodian for the Fund's assets. The Custodian's mailing address is Two First Union Center, Charlotte, North Carolina 28288. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. Deloitte & Touche, LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund, audits the annual financial statements, prepares federal and state tax returns for the Fund, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Dechert Price & Rhoads serves as legal counsel to the Nottingham Investment Trust II and the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $5,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-525-3863, or by writing to:

                                 WST Growth Fund
      [Investor Class Shares], [Class C Shares], or [Institutional Shares]
                           105 North Washington Street
                               Post Office Box 69
                     Rocky Mount, North Carolina 27802-0069

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                 Reduced Sales Charges for Investor Class Shares

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust advised by the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $125,000, and shares in the Fund at the total public offering price of $125,000, the sales charge would be that applicable to a $250,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust advised by the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value. The Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)^n = ERV

       Where:    T =   Average annual total return.
                 ERV = ending  redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                 P =   hypothetical initial  payment of  $1,000 from  which  the
                       maximum sales load is deducted.
                 n =   period covered by the computation,  expressed in terms of
                       years.

The Fund may also compute the aggregate total return of each Class of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The average annual total returns for the Institutional Shares of the Fund for the fiscal year ended March 31, 1999, and for the period since date of initial public investment (September 30, 1997) through March 31, 1999 were 13.11% and 17.59%, respectively. The cumulative total return of the Institutional Shares of the Fund since date of initial public investment through March 31, 1999, was 27.49%.

The average annual total returns for the Investor Shares of the Fund for the fiscal year ended March 31, 1999, and for the period since date of initial public investment of the Investor Shares (October 3, 1997) through March 31, 1999 were 8.30% and 12.59%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns for the previous periods were 12.52% and 15.52%, respectively. The cumulative total return of the Investor Shares of the Fund since date of initial public investment through March 31, 1999, was 19.34%. Without reflecting the effects of the maximum sales load, the cumulative total return of the Investor Shares of the Fund since date of initial public investment through March 31, 1999, was 23.99%.

Because the Class C Shares of the Fund commenced operations after March 31, 1999, there are no performance returns available for the Class C Shares.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index, the Lehman Aggregate Bond Index, the Russell 2000 Index, or a combination of such indices. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose, from time to time, information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal  year ended  March 31,  1999,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders are incorporated by reference and made a part of this document.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund may acquire, from time to time, fixed income securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). Not more than 50% of the total fixed income portion of the portfolio (not more than 15% of total assets of the entire Fund) will be invested in fixed income securities that are not Investment-Grade Debt Securities. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium- grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt, which is rated Baa, is considered as a medium-grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Bonds, which are rated Ba, B, Caa, Ca or C by Moody's, are not considered Investment-Grade Debt Securities by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds, which are rated B generally, lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds, which are rated Caa, are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds, which are rated Ca, represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

       F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

________________________________________________________________________________

                            WST GROWTH & INCOME FUND
________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



                              INSTITUTIONAL SHARES



                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31





                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                            WST GROWTH & INCOME FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                                  Annual Report
                            WST Growth & Income Fund
                              Institutional Shares

It is our pleasure to review with our fellow shareholders the annual report for the WST Growth & Income Fund. The stock market was volatile and exciting during the past twelve months. This letter highlights the progress of the Fund last year and outlines our expectations for the coming year. We appreciate your confidence in our management of your investment and we remain committed to maximizing your returns within the guidelines of the Fund. In the words of George Soros, "the more money you make, the less time you have to work!"

This letter has four main sections. In the first we review the Fund's annual results in the context of the overall stock market and its various sectors and components. Next we define our investment discipline and outline the criteria used to select stocks for the Fund. This discussion leads naturally to a review of the research process. Then in the fourth and final section we look into our crystal ball and reveal our outlook for the coming year. This information is intended to supplement the quarterly letters and statistic sheets, which should be helpful in understanding the Fund's activity and performance results.

                               The Year in Review
                               ------------------

Despite a severe test last summer and fall the bull market in large capitalization stocks continued during the past twelve months. A booming economy led by lower U.S. interest rates drove the stock markets to new highs in July. Then the collapse of the Russian economy and the subsequent failure of the hedge fund called Long-Term Capital Management knocked the wind out of investors and drove the market down 21% from its peak on July 20th to the bottom on October 8th. This correction was the worst decline since 1990 and had a number of market pundits announcing the beginning of a bear market. The market's true strength and resilience were revealed as the indices rebounded with vigor and by year-end eclipsed the July highs.

The amazing market turn was to a large degree the work of the savvy Federal Reserve. While Russia and LTCM stole the headlines, a severe and widespread liquidity crisis threatened the mechanism by which many types of loans including mortgages and consumer paper are securitized. Large mortgage originators and many consumer lenders found it difficult or impossible to sell certain segments of their securitization pools. In many cases banks pulled lines of credit that supported these companies and the lack of liquidity in their balance sheets forced a number of these finance companies into bankruptcy. The Fed responded with three quick cuts in short-term interest rates and staved off what could have been a financial melt down of large proportions.

The shake out in the securitized lending sector was not without its benefits as most of the survivors have shifted to much more conservative accounting procedures. Equally important, large well financed players like Fannie Mae were able to take advantage of the tough environment by purchasing illiquid securities at fire-sale prices. The story has ended happily as liquidity has returned to the market, weak players failed and the system is less vulnerable as a result. Fed Chairman Alan Greenspan deserves tremendous credit for his quick and decisive action in a behind-the-scenes process.

                Performance Review: "The Nifty Fifty Rules Again"

We wrote in our quarterly letters throughout the year about the dominance within the market indices of large capitalization growth companies, sometimes referred to as the "Nifty Fifty". The numbers tell the story as the NASDAQ 100, which is the largest 100 stocks on the NASDAQ Exchange, rose 75 % in the twelve months ending March 31st. Meanwhile the Russell 2000, a small capitalization index of 2000 companies, posted a decline of 17%. This disparity of performance is the largest in more than five years. Another interesting fact: 50 companies in the S&P 500 made up 90% of the return of the 500 stock index during the past twelve months. The same types of numbers characterized the New York Stock Exchange where the top 200 companies generated 90% of the return of the 2937 stock index.

Your Fund enjoyed positive returns over the twelve months ending March 31st, increasing 13.11%. This return compared favorably with the 5.47% return of the Lipper Growth and Income Fund Index which has a value bias. The Fund posted particularly strong results during the volatile fourth quarter and the first calendar quarter of 1999. The returns were generated with little help from the Fund's special situation and mid cap holdings, which suffered the same malaise as the broader indices. Small and mid cap stocks were completely ignored as the Nifty Fifty marched to new highs.

The Fund has delivered a 17.6% annualized rate of return since inception which also compares favorably to the 9.74% return of the Growth & Income Fund index. This performance is especially gratifying in light of two factors. First, we held an unusually high level of cash during the first half of the year. More importantly, the Fund generated its performance without the help of the high P/E large capitalization companies like Microsoft, America Online, Dell Computer and Cisco Systems which were the driving force in the index returns last year but which we believe represent risky holdings at current valuations.

The Fund's turnover rate remained low at 31% and the realized capital gains were minimal during the fiscal year. Tax efficiency remains an important focus for the Fund. We understand the Shareholders prefer to compound their gains within the Fund rather than paying them out in the form of taxes and our goal has been and will continue to be minimizing realized gains wherever possible. Our investment discipline is helpful in our pursuit of this goal. We invest in companies with business models that we think can produce strong sustained growth, and our hope is to become long term partners with the management of these firms.

                            The Investment Discipline
                            -------------------------

The Fund's investment goal is simple: find great growth businesses run by smart management and purchase these companies at attractive prices. This statement may sound overly simplistic but the execution of the discipline is challenging. The stock market consists of thousands of companies but few meet our criteria, and finding those great ones and buying them at reasonable prices is our task.

                      What defines a great business model?

We believe a great growth business is one that has a dominant market position, generates free cash flow, posts strong margins and high return on equity and requires only reasonable capital expenditures. Further, we believe that earnings per share growth is the measure that best guages management's success in growing their business. Tyco International epitomizes what we consider to be a great business model. The company operates in relatively non cyclical businesses, enjoys a dominant market position with all major product lines, generates strong operating margins and return on equity, grows its business internally at a double digit pace, and will generate over $1 billion of free cash flow in the current fiscal year.

                       How do we define strong management?

Our research team looks for senior management with proven track records. These individuals need to articulate clear goals and then deliver on these commitments. We look for CEO's who are committed to building shareholder value through strong operations, strategic acquisitions and share repurchases. Management must be adept at driving efficiencies and expanding operating margins. They must communicate effectively and honestly with the analyst community about their current and future business trends.

Dennis Kozlowski, the CEO of Tyco International epitomizes our model CEO. He has made ambitious promises to investors and has consistently delivered results in excess of his commitments. He has built dominant market share through strategic acquisitions and has vigorously cut costs to achieve his objectives. He is an effective steward of his shareholders's capital and operates a $15 billion business with less than 100 employees in the corporate headquarters. Tyco is the Fund's largest position and we continue to be impressed with his strong leadership.

                        What defines a reasonable price?

Our team uses the businessman's test to define reasonable valuation. We buy a company's stock as we would buy a stand-alone business. Our goal is to analyze a company's value using financial measures described above. The higher a company's net margins, return on equity, and growth rate, the higher a valuation we will place on the business. For example, in certain market sectors such as beverages, an investor should be willing to pay a premium price for a brand name and operating business. Our analysis of Coke versus Pepsi is a useful case study of the reasonable price segment of our discipline. Pepsi trades for 28x estimated earnings while Coca-Cola trades for 45x earnings. We ask ourselves whether a dollar of earnings from Coke is worth almost twice as much as a dollar of earnings from Pepsi. Pepsi's earnings growth rate is higher than Coke's. Both companies boast strong business models and smart management teams but only one is reasonably priced according to our definition.

Warren Buffet has made a fortune following the basic principle of buying great businesses run by very smart managers and purchasing these companies at reasonable prices. Wilbanks, Smith & Thomas' greatest gains for clients over the years have been in companies run by "battle tested" senior management. We continue our quest to find and monitor the performance of these types of individuals and the process will be critical to the success of the Fund,

                         Research, Research, Research...
                         -------------------------------

The past quarterly letters for the Fund have outlined our research process and explained our commitment to primary research as opposed to simply reading Wall Street reports. We believe that information is the key to success in investing. The information we use in making decisions about the purchase or sale of stocks is the product of conversations with management, competitors, suppliers and customers. Our successes and mistakes in the past have reinforced our firm belief: more information leads to better decisions.

The SEC permits companies to give certain material information to analysts which is not yet known to the general public. Companies rely on the analyst community to disseminate this information in an orderly fashion. The strategic direction in which a company is moving, the progress a company is making on a new initiative, or the general tone of business during a quarter are all valid topics for a discussion with management. We are regularly surprised by the level of information that can be garnered through regular periodic discussions with management. While not considered inside information, the data we receive occasionally puts our view at odds with that of the consensus and thereby creates an opportunity for our clients and shareholders. It is when we are able to find a great company that for some reason is out of favor with the Wall Street herd that we achieve our best successes.

One perfect example of the value of research was our recent visit with the senior management of MidAmerican Energy at their annual analyst meeting. This company, formerly known as Cal Energy, has been an investment of Wilbanks, Smith & Thomas and your Fund for the past year. During the analyst meeting the company outlined their budget and forecast for the next three years. The company suggested that they would generate over $15 per share in free cash flow from operations. They showed specifically how they would achieve each of the three years earnings forecast and suggested that they have great confidence that their budget is conservative.

Consequently, we have the opportunity to continue to invest in a company whose stock trades at $28 per share and which can generate over 50% of the value of the stock in cash during the next three years. We have found few companies that can grow earnings at 15% annually and trade at such an inexpensive valuation. We are more excited than ever with this company's prospects and our confidence is generated directly from our research on this company. We anticipate that MidAmerican will remain a core holding in the Fund. Of course we will monitor the company very closely and we'll know quickly when the fundamentals change.

Wilbanks, Smith & Thomas Asset Management's analyst team contacts one or two companies per day and travels extensively to meet with the senior management of almost all of the companies in which we invest. During the past year we have contacted or visited with more than 200 companies over 500 different sessions.

                             Outlook for the future
                             ----------------------

While it is difficult to forecast the absolute levels of economic growth, inflation or interest rates, the portfolio management team of the WST Growth & Income Fund does attempt to identify major trends in these variables as well as Federal Reserve policy and secular themes within different industry groups. History is a great teacher and our research proves that investors often react in the same predictable ways to certain events decade after decade. Therefore we deem it important to identify the major trends in macro variables, as those trends will eventually drive equity performance.

Our outlook for the remainder of the year remains positive. Interest rates are relatively stable despite the moderate rise during 1999. While Fed policy shifts are extremely difficult to foresee, we expect Alan Greenspan to maintain a neutral monetary policy. Economic growth is robust with GDP gains of over 4% during the first quarter of this year. The government continues to run a major budget surplus, which could approach $100 billion during the current fiscal year. The foreign economies, which were so problematic during 1998, are improving.

Our conversations with the majority of the companies in the Fund are very bullish. Senior management is executing well and companies are generating record profits. Stock prices generally follow earnings so we remain very positive on the holdings in the Fund. We estimate that the Fund's companies will generate an average earnings gain in 1999 of 22%, which is almost 3 times the 8% growth rate forecast for the S&P 500. The average valuation of our companies is actually at a discount to the overall market. This combination of strong growth and low relative valuations gives us great comfort in a market that looks expensive by many measures.

Given the valuations at which the Nifty Fifty are trading and the general exuberance in the market, we anticipate a modest correction during the next 3 to 4 months. The trigger for this correction could be Year 2000 issues, an unexpected rise in interest rates, or some other now unforeseen event. As long as the powerful trends at work in the economy and at our companies remain intact, we will use any correction to add to holdings at attractive prices.

Your portfolio management team is optimistic about the coming year and appreciate your continued confidence. We are in the process of expanding our web site and look forward to broadening the array of information available about the Fund as the summer progresses. We will work diligently to maintain positive results and wish you the best as we approach the millennium.


/s/ Wayne F. Wilbanks
/s/ L. Norfleet Smith, Jr.
/s/ Norwood A.Thomas, Jr.
/s/ T. Carl Turnage
/s/ Lawrence A. Bernert, III

                            WST GROWTH & INCOME FUND
                              Institutional Shares

                    Performance Update - $25,000 Investment
For the period from  September 30, 1997 (Date of Initial  Public  Investment) to
                                 March 31, 1999

[Graph]
                                      60% S&P 500
                Institutional    20% Lehman Gov't/Corp     Lipper Growth &
                   Shares          20% Russell 2000         Income Index
                   ------          ----------------         ------------
 9/30/97           25,000                25,000                25,000
12/31/97           25,502                25,383                25,264
 3/31/98           28,179                28,124                28,145
 6/30/98           28,453                28,572                28,198
 9/30/98           24,759                26,005                24,682
12/31/98           30,575                30,165                28,695
 3/31/99           31,873                30,894                29,304


This graph depicts the performance of the WST Growth & Income Fund Institutional Shares versus the Lipper Growth and Income Fund Index and a combined index of 60% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 20% Russell 2000 Index. It is important to note that the WST Growth & Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
------------------------------------------------
       Since IPI                One Year
------------------------------------------------
         17.59%                  13.11%
------------------------------------------------


The graph assumes an initial $25,000 investment at September 30, 1997. All dividends and distributions are reinvested.

At March 31, 1999, the WST Growth & Income Fund Institutional Shares would have grown to $31,873 - total investment return of 27.49% since September 30, 1997.

At March 31, 1999, a similar investment in the Lipper Growth and Income Fund Index would have grown to $29,304 - total investment return of 17.21%; a combined index of 60% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 20% Russell 2000 Index would have grown to $30,894 - total investment return of 23.58%, since September 30, 1997. The combined index replaces the former combined index of 70% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 10 Russell 2000 Index used in the graph in the prior annual report for illustrative purposes because the Investment Advisor feels that the current combined index is a more accurate comparison to WST Growth & Income Fund's investment strategy than the previous combined index. For the fiscal year ended March 31, 1999, the investment in the Institutional Shares of the WST Growth & Income Fund would have increased in value by $3,694; the similar investment in the current combined index would have increased in value by $2,771; while the similar investment in the prior combined index would have increased in value by $3,743.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.13%

       Aerospace & Defense - 3.16%
            AlliedSignal, Inc. .................................................                     9,000                $  441,563
                                                                                                                          ----------

       Beverages - 2.81%
            PepsiCo, Inc. ......................................................                    10,000                   391,875
                                                                                                                          ----------

       Broadcast - Radio & Television - 2.17%
         (a)Cox Communications, Inc. ...........................................                     4,000                   302,500
                                                                                                                          ----------

       Commercial Services - 2.33%
         (a)ACNielsen Corporation ..............................................                    12,000                   325,500
                                                                                                                          ----------

       Computers - 4.06%
            Compaq Computer Corporation ........................................                     8,250                   261,938
            Hewlett-Packard Company ............................................                     4,500                   305,156
                                                                                                                          ----------
                                                                                                                             567,094
                                                                                                                          ----------
       Computer Software & Services - 5.27%
         (a)Advent Software, Inc. ..............................................                     6,000                   300,000
         (a)Oracle Corporation .................................................                    16,500                   435,187
                                                                                                                          ----------
                                                                                                                             735,187
                                                                                                                          ----------
       Cosmetics & Personal Care - 5.57%
            Gillette Company ...................................................                     8,000                   475,500
         (a)Playtex Products, Inc. .............................................                    20,000                   302,500
                                                                                                                          ----------
                                                                                                                             778,000
                                                                                                                          ----------
       Direct Marketing - 1.84%
         (a)TeleSpectrum Worldwide Inc. ........................................                    30,000                   256,875
                                                                                                                          ----------

       Diversified Manufacturing - 1.98%
            General Electric Company ...........................................                     2,500                   276,562
                                                                                                                          ----------

       Electronics - Semiconductor - 1.71%
            Intel Corporation ..................................................                     2,000                   238,250
                                                                                                                          ----------

       Financial - Banks, Commercial - 10.97%
            BankAmerica Corporation ............................................                     5,600                   395,500
            CCB Financial Corporation ..........................................                     5,000                   270,312
            Chase Manhattan Corporation ........................................                     2,400                   195,150
            Citigroup Inc. .....................................................                     5,000                   319,375
            Resource Bankshares Corporation ....................................                    17,800                   351,550
                                                                                                                          ----------
                                                                                                                           1,531,887
                                                                                                                          ----------
       Financial Services - 6.14%
            American Express Company ...........................................                     2,000                   235,000
            Equifax, Inc. ......................................................                     6,000                   206,250
            Fannie Mae .........................................................                     6,000                   415,500
                                                                                                                          ----------
                                                                                                                             856,750
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)
       Insurance - Life & Health - 3.90%
            AFLAC, Incorporated ..................................................                   10,000               $  544,375
                                                                                                                          ----------

       Insurance - Multiline - 2.59%
            American International Group, Inc. ...................................                    3,000                  361,875
                                                                                                                          ----------

       Manufacturing - Miscellaneous - 2.67%
            Tyco International Ltd. ..............................................                    5,200                  373,100
                                                                                                                          ----------

       Medical Supplies - 2.21%
            Johnson & Johnson ....................................................                    3,300                  309,169
                                                                                                                          ----------

       Multimedia - 4.82%
            The Walt Disney Company ..............................................                   12,500                  389,063
            Time Warner, Inc. ....................................................                    4,000                  283,250
                                                                                                                          ----------
                                                                                                                             672,313
                                                                                                                          ----------
       Office Automation & Equipment - 1.87%
            Xerox Corporation ....................................................                    5,000                  260,625
                                                                                                                          ----------

       Pharmaceuticals - 5.10%
            American Home Products ...............................................                    6,000                  391,500
            Merck & Co., Inc. ....................................................                    4,000                  320,500
                                                                                                                          ----------
                                                                                                                             712,000
                                                                                                                          ----------
       Publishing - Newspapers - 2.65%
            The New York Times Company ...........................................                   13,000                  370,500
                                                                                                                          ----------

       Restaurants & Food Service - 2.60%
            McDonald's Corporation ...............................................                    8,000                  362,500
                                                                                                                          ----------

       Retail - Specialty Line - 6.52%
            CVS Corporation ......................................................                    9,000                  426,375
            Lowe's Companies, Inc. ...............................................                    8,000                  484,000
                                                                                                                          ----------
                                                                                                                             910,375
                                                                                                                          ----------
       Telecommunications - 6.28%
            AT&T Corp. ...........................................................                    5,429                  433,302
         (a)MCI WorldCom, Inc. ...................................................                    5,000                  442,813
                                                                                                                          ----------
                                                                                                                             876,115
                                                                                                                          ----------
       Utilities - Electric - 1.91%
            MidAmerican Energy Holdings Co. ......................................                    9,500                  266,000
                                                                                                                          ----------

            Total Common Stocks (Cost $10,070,787) ...............................                                        12,720,990
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                           Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 2.16%

       Financial - Banks, Commercial - 0.18%
            RESOURCE CAPITAL TRUST, 9.25%.................................                                 1,000             $25,250
                                                                                                                             -------

       Insurance - Multiline - 0.95%
            AICI CAPITAL TRUST, 9.00% ....................................                                 5,500             133,031
                                                                                                                             -------

       Telecommunications - 1.03%
            TCI Communications, 8.72% ....................................                                 5,500             143,687
                                                                                                                             -------

            Total Preferred Stocks (Cost $306,974) .......................                                                   301,968
                                                                                                                             -------



                                                                                   Interest             Maturity
                                                               Principal             Rate                 Date
                                                            ----------------    ----------------    ---------------
CORPORATE OBLIGATION - 2.65%

Macsaver Financial Services ...........................         $500,000              7.875%             8/01/03             370,000
            (Cost $431,443)                                                                                                  -------

                                                                                                    Shares
                                                                                                -------------
INVESTMENT COMPANY - 3.52%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..................................              490,375                 490,375
            (Cost $490,375)                                                                                              -----------


Total Value of Investments (Cost $11,299,579 (b)) .....................................                99.46 %           $13,883,333
Liabilities less other assets .........................................................                 0.54 %                75,189
                                                                                                    --------             -----------
       Net Assets .....................................................................               100.00 %           $13,958,522
                                                                                                    ========             ===========

       (a)  Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                              Unrealized appreciation ..............................................                    $ 2,855,769
                              Unrealized depreciation ..............................................                       (272,015)
                                                                                                                        -----------

                                    Net unrealized appreciation ....................................                    $ 2,583,754
                                                                                                                        ===========




See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $11,299,579) .........................................................              $ 13,883,333
       Income receivable ................................................................................                    18,233
       Receivable for fund shares sold ..................................................................                    63,074
       Deferred organization expenses, net (note 4) .....................................................                    28,775
                                                                                                                       ------------

            Total assets ................................................................................                13,993,415
                                                                                                                       ------------

LIABILITIES
       Disbursements in excess of cash on demand deposit ................................................                    16,811
       Accrued expenses .................................................................................                    17,549
       Other liabilities ................................................................................                       533
                                                                                                                       ------------

            Total liabilities ...........................................................................                    34,893
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $ 13,958,522
                                                                                                                       ============

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................              $ 11,995,891
       Accumulated net realized loss on investments .....................................................                  (621,123)
       Net unrealized appreciation on investments .......................................................                 2,583,754
                                                                                                                       ------------
                                                                                                                       $ 13,958,522
                                                                                                                       ============

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
       ($11,419,391 / 894,317 shares) ...................................................................              $      12.77
                                                                                                                       ============

INVESTOR CLASS
       Net asset value, redemption and offering price per share
       ($2,539,131 /  200,364 shares) ...................................................................              $      12.67
                                                                                                                       ============
       Maximum offering price per share (100 / 96.25% of $12.67) ........................................              $      13.16
                                                                                                                       ============



















See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT LOSS

       Income
            Interest ......................................................................................             $    32,478
            Dividends .....................................................................................                 133,143
                                                                                                                        -----------

                  Total income ............................................................................                 165,621
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) .............................................................                  71,743
            Fund administration fees (note 2) .............................................................                  16,740
            Distribution and service fees - Investor class shares (note 3) ................................                   7,113
            Custody fees ..................................................................................                   3,343
            Registration and filing administration fees (note 2) ..........................................                   4,900
            Fund accounting fees (note 2) .................................................................                  33,000
            Audit fees ....................................................................................                   9,550
            Legal fees ....................................................................................                  18,540
            Securities pricing fees .......................................................................                   2,807
            Shareholder recordkeeping fees ................................................................                   7,500
            Shareholder servicing expenses ................................................................                   4,314
            Registration and filing expenses ..............................................................                   5,885
            Printing expenses .............................................................................                   7,984
            Amortization of deferred organization expenses (note 4) .......................................                   8,227
            Trustee fees and meeting expenses .............................................................                   3,743
            Other operating expenses ......................................................................                     355
                                                                                                                        -----------

                  Total expenses ..........................................................................                 205,744
                                                                                                                        -----------

                  Less investment advisory fees waived (note 2) ...........................................                 (31,699)
                                                                                                                        -----------

                  Net expenses ............................................................................                 174,045
                                                                                                                        -----------

                       Net investment loss ................................................................                  (8,424)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions .....................................................                (578,937)
       Increase in unrealized appreciation on investments .................................................               1,853,775
                                                                                                                        -----------

            Net realized and unrealized gain on investments ...............................................               1,274,838
                                                                                                                        -----------

                  Net increase in net assets resulting from operations ....................................             $ 1,266,414
                                                                                                                        ===========







See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                   September 9, 1997
                                                                                                                     (commencement
                                                                                                     Year ended      of operations)
                                                                                                      March 31,       to March 31,
                                                                                                        1999              1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
          Net investment (loss) income ............................................                  $    (8,424)       $     1,567
          Net realized loss from investment transactions ..........................                     (578,937)           (42,186)
          Increase in unrealized appreciation on investments ......................                    1,853,775            729,979
                                                                                                     -----------        -----------

              Net increase in net assets resulting from operations ................                    1,266,414            689,360
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income - Institutional Class .............................                            0             (2,096)
          Net investment income - Investor Class ..................................                            0                (40)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions .................                            0             (2,136)
                                                                                                     -----------        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ....                    5,552,729          6,452,155
                                                                                                     -----------        -----------

                   Total increase in net assets ...................................                    6,819,143          7,139,379
NET ASSETS
     Beginning of period ..........................................................                    7,139,379                  0
                                                                                                     -----------        -----------

     End of period ................................................................                  $13,958,522        $ 7,139,379
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                                                          For the period from
                                                                                                           September 9, 1997
                                                                         Year ended                  (commencement of operations)
                                                                       March 31, 1999                      to March 31, 1998

                                                                 Shares              Value             Shares              Value
                                                            ------------------------------------------------------------------------
                 -------------------
                 INSTITUTIONAL CLASS
                 -------------------
Shares sold .............................................          361,611        $ 4,344,114            564,741        $ 5,750,088
Shares issued for reinvestment of distributions .........                0                  0                191              2,096
                                                               -----------        -----------        -----------        -----------
                                                                   361,611          4,344,114            564,932          5,752,184
Shares redeemed .........................................          (32,095)          (380,601)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          329,516        $ 3,963,513            564,801        $ 5,750,789
                                                               ===========        ===========        ===========        ===========
                   --------------
                   INVESTOR CLASS
                   --------------
Shares sold .............................................          143,763        $ 1,721,117             67,766        $   701,326
Shares issued for reinvestment of distributions .........                0                  0                  4                 40
                                                               -----------        -----------        -----------        -----------
                                                                   143,763          1,721,117             67,770            701,366
Shares redeemed .........................................          (11,169)          (131,901)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          132,594        $ 1,589,216             67,770        $   701,366
                                                               ===========        ===========        ===========        ===========
                    ------------
                    FUND SUMMARY
                    ------------
Shares sold .............................................          505,374        $ 6,065,231            632,507        $ 6,451,414
Shares issued for reinvestment of distributions .........                0                  0                195              2,136
                                                               -----------        -----------        -----------        -----------
                                                                   505,374          6,065,231            632,702          6,453,550
Shares redeemed .........................................          (43,264)          (512,502)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          462,110        $ 5,552,729            632,571        $ 6,452,155
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                   ---------------------------     ---------------------------
                                                                       INSTITUTIONAL CLASS               INVESTOR CLASS
                                                                   ---------------------------     ---------------------------
                                                                                 For the period                  For the period
                                                                               from Sept. 30, 1997              from Oct. 3, 1997
                                                                               (date of inititial               (date of initial
                                                                   Year ended  public investment)  Year ended  public investment)
                                                                    March 31,     to March 31,      March 31,     to March 31,
                                                                      1999            1998            1999            1998
                                                                   ---------------------------     ---------------------------
Net asset value, beginning of period ............................       $11.29          $10.02          $11.26          $10.22

      Income from investment operations
           Net investment income (loss) .........................         0.00            0.00           (0.04)          (0.01)
           Net realized and unrealized gain on investments ......         1.48            1.27            1.45            1.05
                                                                   -----------     -----------     -----------     -----------
                 Total from investment operations ...............         1.48            1.27            1.41            1.04
                                                                   -----------     -----------     -----------     -----------
      Distributions to shareholders from
           Net investment income ................................        (0.00)           0.00           (0.00)          (0.00)
                                                                   -----------     -----------     -----------     -----------

Net asset value, end of period ..................................       $12.77          $11.29          $12.67          $11.26
                                                                   ===========     ===========     ===========     ===========

Total return (a) ................................................        13.11 %         12.72 %         12.52 %         10.52 %
                                                                   ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of period .................................  $11,419,391     $ 6,376,193     $ 2,539,131     $   763,186
                                                                   ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........         2.08 %          3.15 % (b)      2.56 %          3.63 % (b)
           After expense reimbursements and waived fees .........         1.75 %          1.75 % (b)      2.25 %          2.25 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........        (0.35)%         (1.31)% (b)     (0.84)%         (1.70)% (b)
           After expense reimbursements and waived fees .........        (0.01)%          0.09 % (b)     (0.53)%         (0.31)% (b)

      Portfolio turnover rate ...................................        31.11 %         23.64 %         31.11 %         23.64 %


(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized.

See accompanying notes to financial statements

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth & Income Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 9, 1997. The investment objective of the fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.


         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of 3.75%. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $384,452, of which $42,186 expires in the year 2006 and $342,266 expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $31,699 ($0.04 per share) for the year ended March 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $7,113 of such expenses under the Plan for the year ended March 31, 1999.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $8,689,279 and $2,793,249, respectively, for the year ended March 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of WST Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth & Income Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth & Income Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

________________________________________________________________________________

                            WST GROWTH & INCOME FUND
________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



                                 INVESTOR SHARES



                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31





                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                            WST GROWTH & INCOME FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                                  Annual Report
                            WST Growth & Income Fund
                                 Investor Shares

It is our pleasure to review with our fellow shareholders the annual report for the WST Growth & Income Fund. The stock market was volatile and exciting during the past twelve months. This letter highlights the progress of the Fund last year and outlines our expectations for the coming year. We appreciate your confidence in our management of your investment and we remain committed to maximizing your returns within the guidelines of the Fund. In the words of George Soros, "the more money you make, the less time you have to work!"

This letter has four main sections. In the first we review the Fund's annual results in the context of the overall stock market and its various sectors and components. Next we define our investment discipline and outline the criteria used to select stocks for the Fund. This discussion leads naturally to a review of the research process. Then in the fourth and final section we look into our crystal ball and reveal our outlook for the coming year. This information is intended to supplement the quarterly letters and statistic sheets, which should be helpful in understanding the Fund's activity and performance results.

                               The Year in Review
                               ------------------

Despite a severe test last summer and fall the bull market in large capitalization stocks continued during the past twelve months. A booming economy led by lower U.S. interest rates drove the stock markets to new highs in July. Then the collapse of the Russian economy and the subsequent failure of the hedge fund called Long-Term Capital Management knocked the wind out of investors and drove the market down 21% from its peak on July 20th to the bottom on October 8th. This correction was the worst decline since 1990 and had a number of market pundits announcing the beginning of a bear market. The market's true strength and resilience were revealed as the indices rebounded with vigor and by year-end eclipsed the July highs.

The amazing market turn was to a large degree the work of the savvy Federal Reserve. While Russia and LTCM stole the headlines, a severe and widespread liquidity crisis threatened the mechanism by which many types of loans including mortgages and consumer paper are securitized. Large mortgage originators and many consumer lenders found it difficult or impossible to sell certain segments of their securitization pools. In many cases banks pulled lines of credit that supported these companies and the lack of liquidity in their balance sheets forced a number of these finance companies into bankruptcy. The Fed responded with three quick cuts in short-term interest rates and staved off what could have been a financial melt down of large proportions.

The shake out in the securitized lending sector was not without its benefits as most of the survivors have shifted to much more conservative accounting procedures. Equally important, large well financed players like Fannie Mae were able to take advantage of the tough environment by purchasing illiquid securities at fire-sale prices. The story has ended happily as liquidity has returned to the market, weak players failed and the system is less vulnerable as a result. Fed Chairman Alan Greenspan deserves tremendous credit for his quick and decisive action in a behind-the-scenes process.

                Performance Review: "The Nifty Fifty Rules Again"

We wrote in our quarterly letters throughout the year about the dominance within the market indices of large capitalization growth companies, sometimes referred to as the "Nifty Fifty". The numbers tell the story as the NASDAQ 100, which is the largest 100 stocks on the NASDAQ Exchange, rose 75 % in the twelve months ending March 31st. Meanwhile the Russell 2000, a small capitalization index of 2000 companies, posted a decline of 17%. This disparity of performance is the largest in more than five years. Another interesting fact: 50 companies in the S&P 500 made up 90% of the return of the 500 stock index during the past twelve months. The same types of numbers characterized the New York Stock Exchange where the top 200 companies generated 90% of the return of the 2937 stock index.

Your Fund enjoyed positive returns over the twelve months ending March 31st, increasing 12.52%. This return compared favorably with the 5.47% return of the Lipper Growth and Income Fund Index which has a value bias. The Fund posted particularly strong results during the volatile fourth quarter and the first calendar quarter of 1999. The returns were generated with little help from the Fund's special situation and mid cap holdings, which suffered the same malaise as the broader indices. Small and mid cap stocks were completely ignored as the Nifty Fifty marched to new highs.

The Fund has delivered a 15.75% annualized rate of return since inception1 which also compares favorably to the 9.74% return of the Growth & Income Fund index. This performance is especially gratifying in light of two factors. First, we held an unusually high level of cash during the first half of the year. More importantly, the Fund generated its performance without the help of the high P/E large capitalization companies like Microsoft, America Online, Dell Computer and Cisco Systems which were the driving force in the index returns last year but which we believe represent risky holdings at current valuations.

The Fund's turnover rate remained low at 31% and the realized capital gains were minimal during the fiscal year. Tax efficiency remains an important focus for the Fund. We understand the Shareholders prefer to compound their gains within the Fund rather than paying them out in the form of taxes and our goal has been and will continue to be minimizing realized gains wherever possible. Our investment discipline is helpful in our pursuit of this goal. We invest in companies with business models that we think can produce strong sustained growth, and our hope is to become long term partners with the management of these firms.

                            The Investment Discipline
                            -------------------------

The Fund's investment goal is simple: find great growth businesses run by smart management and purchase these companies at attractive prices. This statement may sound overly simplistic but the execution of the discipline is challenging. The stock market consists of thousands of companies but few meet our criteria, and finding those great ones and buying them at reasonable prices is our task.

                      What defines a great business model?

We believe a great growth business is one that has a dominant market position, generates free cash flow, posts strong margins and high return on equity and requires only reasonable capital expenditures. Further, we believe that earnings per share growth is the measure that best guages management's success in growing their business. Tyco International epitomizes what we consider to be a great business model. The company operates in relatively non cyclical businesses, enjoys a dominant market position with all major product lines, generates strong operating margins and return on equity, grows its business internally at a double digit pace, and will generate over $1 billion of free cash flow in the current fiscal year.

                       How do we define strong management?

Our research team looks for senior management with proven track records. These individuals need to articulate clear goals and then deliver on these commitments. We look for CEO's who are committed to building shareholder value through strong operations, strategic acquisitions and share repurchases. Management must be adept at driving efficiencies and expanding operating margins. They must communicate effectively and honestly with the analyst community about their current and future business trends.

Dennis Kozlowski, the CEO of Tyco International epitomizes our model CEO. He has made ambitious promises to investors and has consistently delivered results in excess of his commitments. He has built dominant market share through strategic acquisitions and has vigorously cut costs to achieve his objectives. He is an effective steward of his shareholders's capital and operates a $15 billion business with less than 100 employees in the corporate headquarters. Tyco is the Fund's largest position and we continue to be impressed with his strong leadership.

                        What defines a reasonable price?

Our team uses the businessman's test to define reasonable valuation. We buy a company's stock as we would buy a stand-alone business. Our goal is to analyze a company's value using financial measures described above. The higher a company's net margins, return on equity, and growth rate, the higher a valuation we will place on the business. For example, in certain market sectors such as beverages, an investor should be willing to pay a premium price for a brand name and operating business. Our analysis of Coke versus Pepsi is a useful case study of the reasonable price segment of our discipline. Pepsi trades for 28x estimated earnings while Coca-Cola trades for 45x earnings. We ask ourselves whether a dollar of earnings from Coke is worth almost twice as much as a dollar of earnings from Pepsi. Pepsi's earnings growth rate is higher than Coke's. Both companies boast strong business models and smart management teams but only one is reasonably priced according to our definition.

Warren Buffet has made a fortune following the basic principle of buying great businesses run by very smart managers and purchasing these companies at reasonable prices. Wilbanks, Smith & Thomas' greatest gains for clients over the years have been in companies run by "battle tested" senior management. We continue our quest to find and monitor the performance of these types of individuals and the process will be critical to the success of the Fund,

                         Research, Research, Research...
                         -------------------------------

The past quarterly letters for the Fund have outlined our research process and explained our commitment to primary research as opposed to simply reading Wall Street reports. We believe that information is the key to success in investing. The information we use in making decisions about the purchase or sale of stocks is the product of conversations with management, competitors, suppliers and customers. Our successes and mistakes in the past have reinforced our firm belief: more information leads to better decisions.

The SEC permits companies to give certain material information to analysts which is not yet known to the general public. Companies rely on the analyst community to disseminate this information in an orderly fashion. The strategic direction in which a company is moving, the progress a company is making on a new initiative, or the general tone of business during a quarter are all valid topics for a discussion with management. We are regularly surprised by the level of information that can be garnered through regular periodic discussions with management. While not considered inside information, the data we receive occasionally puts our view at odds with that of the consensus and thereby creates an opportunity for our clients and shareholders. It is when we are able to find a great company that for some reason is out of favor with the Wall Street herd that we achieve our best successes.

One perfect example of the value of research was our recent visit with the senior management of MidAmerican Energy at their annual analyst meeting. This company, formerly known as Cal Energy, has been an investment of Wilbanks, Smith & Thomas and your Fund for the past year. During the analyst meeting the company outlined their budget and forecast for the next three years. The company suggested that they would generate over $15 per share in free cash flow from operations. They showed specifically how they would achieve each of the three years earnings forecast and suggested that they have great confidence that their budget is conservative.

Consequently, we have the opportunity to continue to invest in a company whose stock trades at $28 per share and which can generate over 50% of the value of the stock in cash during the next three years. We have found few companies that can grow earnings at 15% annually and trade at such an inexpensive valuation. We are more excited than ever with this company's prospects and our confidence is generated directly from our research on this company. We anticipate that MidAmerican will remain a core holding in the Fund. Of course we will monitor the company very closely and we'll know quickly when the fundamentals change.

Wilbanks, Smith & Thomas Asset Management's analyst team contacts one or two companies per day and travels extensively to meet with the senior management of almost all of the companies in which we invest. During the past year we have contacted or visited with more than 200 companies over 500 different sessions.

                             Outlook for the future
                             ----------------------

While it is difficult to forecast the absolute levels of economic growth, inflation or interest rates, the portfolio management team of the WST Growth & Income Fund does attempt to identify major trends in these variables as well as Federal Reserve policy and secular themes within different industry groups. History is a great teacher and our research proves that investors often react in the same predictable ways to certain events decade after decade. Therefore we deem it important to identify the major trends in macro variables, as those trends will eventually drive equity performance.

Our outlook for the remainder of the year remains positive. Interest rates are relatively stable despite the moderate rise during 1999. While Fed policy shifts are extremely difficult to foresee, we expect Alan Greenspan to maintain a neutral monetary policy. Economic growth is robust with GDP gains of over 4% during the first quarter of this year. The government continues to run a major budget surplus, which could approach $100 billion during the current fiscal year. The foreign economies, which were so problematic during 1998, are improving.

Our conversations with the majority of the companies in the Fund are very bullish. Senior management is executing well and companies are generating record profits. Stock prices generally follow earnings so we remain very positive on the holdings in the Fund. We estimate that the Fund's companies will generate an average earnings gain in 1999 of 22%, which is almost 3 times the 8% growth rate forecast for the S&P 500. The average valuation of our companies is actually at a discount to the overall market. This combination of strong growth and low relative valuations gives us great comfort in a market that looks expensive by many measures.

Given the valuations at which the Nifty Fifty are trading and the general exuberance in the market, we anticipate a modest correction during the next 3 to 4 months. The trigger for this correction could be Year 2000 issues, an unexpected rise in interest rates, or some other now unforeseen event. As long as the powerful trends at work in the economy and at our companies remain intact, we will use any correction to add to holdings at attractive prices.

Your portfolio management team is optimistic about the coming year and appreciate your continued confidence. We are in the process of expanding our web site and look forward to broadening the array of information available about the Fund as the summer progresses. We will work diligently to maintain positive results and wish you the best as we approach the millennium.


/S/ Wayne F. Wilbanks
/S/ L. Norfleet Smith, Jr.
/s/ Norwood A.Thomas, Jr.
/s/ T. Carl Turnage
/s/ Lawrence A. Bernert, III















--------
1 Footnote - Annual return for the Investor Class shares would be 8.58% net of the 3.75% sales charge. The annualized since inception return would be 13.01% net of the sales charge.

                            WST GROWTH & INCOME FUND
                                Investor Shares

                    Performance Update - $10,000 Investment
    For the period from October 3, 1997 (Date of Initial Public Investment)
                                to March 31, 1999


[Graph]

                            60% S&P 500 Index
                            20% Lehman Gov't/          Lipper Growth
             Investor           Corp Bond Index        & Income Fund
              Shares        20% Russell 2000 Index        Index
              ------        ----------------------        -----

 10/3/97       9,625                10,000                10,000
12/31/97       9,607                10,015                 9,937
 3/31/98      10,606                11,093                11,070
 6/30/98      10,701                11,268                11,091
 9/30/98       9,297                10,261                 9,708
12/31/98      11,463                11,895                11,286
 3/31/99      11,934                12,181                11,525


This graph depicts the performance of the WST Growth & Income Fund Investor Shares versus the Lipper Growth and Income Fund Index and a combined index of 60% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 20% Russell 2000 Index. It is important to note that the WST Growth & Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
------------------------------------------------------------------------
                                Since IPI               One Year
------------------------------------------------------------------------
      No Sales Load               15.52%                 12.52%
------------------------------------------------------------------------
Maximum 3.75% Sales Load          12.59%                  8.30%
------------------------------------------------------------------------


The graph assumes an initial $10,000 investment at October 3, 1997 ($9,625 after maximum sales load of 3.75%). All dividends and distributions are reinvested.

At March 31, 1999, the WST Growth & Income Fund Investor Shares would have grown to $11,934 - total investment return of 19.34% since October 3, 1997. Without the deduction of the 3.75% maximum sales load, the WST Growth & Income Fund Investor Shares would have grown to $12,399 total investment return of 23.99% since October 3, 1997.

At March 31, 1999, a similar investment in the Lipper Growth and Income Fund Index would have grown to $11,525 - total investment return of 15.25%; a combined index of 60% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 20% Russell 2000 Index would have grown to $12,181 - total investment return of 21.81%, since October 3, 1997. The combined index replaces the former combined index of 70% S&P 500 Index, 20% Lehman Intermediate Government/Corporate Bond Index, and 10% Russell 2000 Index used in the graph in the prior annual report for illustrative purposes because the Investment Advisor feels that the current combined index is a more accurate comparison to WST Growth & Income Fund's investment strategy than the previous combined index. For the fiscal year ended March 31, 1999, the investment in the Investor Shares of the WST Growth & Income Fund would have increased in value by $1,328; without the deduction of the 3.75% maximum sales load, the WST Growth & Income Fund Investor Shares would have increased in value by $1,380; the similar investment in the current combined index would have increased in value by $1,088; while the similar investment in the prior combined index would have increased in value by $1,471.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.13%

       Aerospace & Defense - 3.16%
            AlliedSignal, Inc. .................................................                     9,000                $  441,563
                                                                                                                          ----------

       Beverages - 2.81%
            PepsiCo, Inc. ......................................................                    10,000                   391,875
                                                                                                                          ----------

       Broadcast - Radio & Television - 2.17%
         (a)Cox Communications, Inc. ...........................................                     4,000                   302,500
                                                                                                                          ----------

       Commercial Services - 2.33%
         (a)ACNielsen Corporation ..............................................                    12,000                   325,500
                                                                                                                          ----------

       Computers - 4.06%
            Compaq Computer Corporation ........................................                     8,250                   261,938
            Hewlett-Packard Company ............................................                     4,500                   305,156
                                                                                                                          ----------
                                                                                                                             567,094
                                                                                                                          ----------
       Computer Software & Services - 5.27%
         (a)Advent Software, Inc. ..............................................                     6,000                   300,000
         (a)Oracle Corporation .................................................                    16,500                   435,187
                                                                                                                          ----------
                                                                                                                             735,187
                                                                                                                          ----------
       Cosmetics & Personal Care - 5.57%
            Gillette Company ...................................................                     8,000                   475,500
         (a)Playtex Products, Inc. .............................................                    20,000                   302,500
                                                                                                                          ----------
                                                                                                                             778,000
                                                                                                                          ----------
       Direct Marketing - 1.84%
         (a)TeleSpectrum Worldwide Inc. ........................................                    30,000                   256,875
                                                                                                                          ----------

       Diversified Manufacturing - 1.98%
            General Electric Company ...........................................                     2,500                   276,562
                                                                                                                          ----------

       Electronics - Semiconductor - 1.71%
            Intel Corporation ..................................................                     2,000                   238,250
                                                                                                                          ----------

       Financial - Banks, Commercial - 10.97%
            BankAmerica Corporation ............................................                     5,600                   395,500
            CCB Financial Corporation ..........................................                     5,000                   270,312
            Chase Manhattan Corporation ........................................                     2,400                   195,150
            Citigroup Inc. .....................................................                     5,000                   319,375
            Resource Bankshares Corporation ....................................                    17,800                   351,550
                                                                                                                          ----------
                                                                                                                           1,531,887
                                                                                                                          ----------
       Financial Services - 6.14%
            American Express Company ...........................................                     2,000                   235,000
            Equifax, Inc. ......................................................                     6,000                   206,250
            Fannie Mae .........................................................                     6,000                   415,500
                                                                                                                          ----------
                                                                                                                             856,750
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)
       Insurance - Life & Health - 3.90%
            AFLAC, Incorporated ..................................................                   10,000               $  544,375
                                                                                                                          ----------

       Insurance - Multiline - 2.59%
            American International Group, Inc. ...................................                    3,000                  361,875
                                                                                                                          ----------

       Manufacturing - Miscellaneous - 2.67%
            Tyco International Ltd. ..............................................                    5,200                  373,100
                                                                                                                          ----------

       Medical Supplies - 2.21%
            Johnson & Johnson ....................................................                    3,300                  309,169
                                                                                                                          ----------

       Multimedia - 4.82%
            The Walt Disney Company ..............................................                   12,500                  389,063
            Time Warner, Inc. ....................................................                    4,000                  283,250
                                                                                                                          ----------
                                                                                                                             672,313
                                                                                                                          ----------
       Office Automation & Equipment - 1.87%
            Xerox Corporation ....................................................                    5,000                  260,625
                                                                                                                          ----------

       Pharmaceuticals - 5.10%
            American Home Products ...............................................                    6,000                  391,500
            Merck & Co., Inc. ....................................................                    4,000                  320,500
                                                                                                                          ----------
                                                                                                                             712,000
                                                                                                                          ----------
       Publishing - Newspapers - 2.65%
            The New York Times Company ...........................................                   13,000                  370,500
                                                                                                                          ----------

       Restaurants & Food Service - 2.60%
            McDonald's Corporation ...............................................                    8,000                  362,500
                                                                                                                          ----------

       Retail - Specialty Line - 6.52%
            CVS Corporation ......................................................                    9,000                  426,375
            Lowe's Companies, Inc. ...............................................                    8,000                  484,000
                                                                                                                          ----------
                                                                                                                             910,375
                                                                                                                          ----------
       Telecommunications - 6.28%
            AT&T Corp. ...........................................................                    5,429                  433,302
         (a)MCI WorldCom, Inc. ...................................................                    5,000                  442,813
                                                                                                                          ----------
                                                                                                                             876,115
                                                                                                                          ----------
       Utilities - Electric - 1.91%
            MidAmerican Energy Holdings Co. ......................................                    9,500                  266,000
                                                                                                                          ----------

            Total Common Stocks (Cost $10,070,787) ...............................                                        12,720,990
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                           Shares           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 2.16%

       Financial - Banks, Commercial - 0.18%
            RESOURCE CAPITAL TRUST, 9.25%.................................                                 1,000             $25,250
                                                                                                                             -------

       Insurance - Multiline - 0.95%
            AICI CAPITAL TRUST, 9.00% ....................................                                 5,500             133,031
                                                                                                                             -------

       Telecommunications - 1.03%
            TCI Communications, 8.72% ....................................                                 5,500             143,687
                                                                                                                             -------

            Total Preferred Stocks (Cost $306,974) .......................                                                   301,968
                                                                                                                             -------



                                                                                   Interest             Maturity
                                                               Principal             Rate                 Date
                                                            ----------------    ----------------    ---------------
CORPORATE OBLIGATION - 2.65%

Macsaver Financial Services ...........................         $500,000              7.875%             8/01/03             370,000
            (Cost $431,443)                                                                                                  -------

                                                                                                    Shares
                                                                                                -------------
INVESTMENT COMPANY - 3.52%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..................................              490,375                 490,375
            (Cost $490,375)                                                                                              -----------


Total Value of Investments (Cost $11,299,579 (b)) .....................................                99.46 %           $13,883,333
Liabilities less other assets .........................................................                 0.54 %                75,189
                                                                                                    --------             -----------
       Net Assets .....................................................................               100.00 %           $13,958,522
                                                                                                    ========             ===========

       (a)  Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                              Unrealized appreciation ..............................................                    $ 2,855,769
                              Unrealized depreciation ..............................................                       (272,015)
                                                                                                                        -----------

                                    Net unrealized appreciation ....................................                    $ 2,583,754
                                                                                                                        ===========




See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $11,299,579) .........................................................              $ 13,883,333
       Income receivable ................................................................................                    18,233
       Receivable for fund shares sold ..................................................................                    63,074
       Deferred organization expenses, net (note 4) .....................................................                    28,775
                                                                                                                       ------------

            Total assets ................................................................................                13,993,415
                                                                                                                       ------------

LIABILITIES
       Disbursements in excess of cash on demand deposit ................................................                    16,811
       Accrued expenses .................................................................................                    17,549
       Other liabilities ................................................................................                       533
                                                                                                                       ------------

            Total liabilities ...........................................................................                    34,893
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $ 13,958,522
                                                                                                                       ============

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................              $ 11,995,891
       Accumulated net realized loss on investments .....................................................                  (621,123)
       Net unrealized appreciation on investments .......................................................                 2,583,754
                                                                                                                       ------------
                                                                                                                       $ 13,958,522
                                                                                                                       ============

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
       ($11,419,391 / 894,317 shares) ...................................................................              $      12.77
                                                                                                                       ============

INVESTOR CLASS
       Net asset value, redemption and offering price per share
       ($2,539,131 /  200,364 shares) ...................................................................              $      12.67
                                                                                                                       ============
       Maximum offering price per share (100 / 96.25% of $12.67) ........................................              $      13.16
                                                                                                                       ============



















See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT LOSS

       Income
            Interest ......................................................................................             $    32,478
            Dividends .....................................................................................                 133,143
                                                                                                                        -----------

                  Total income ............................................................................                 165,621
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) .............................................................                  71,743
            Fund administration fees (note 2) .............................................................                  16,740
            Distribution and service fees - Investor class shares (note 3) ................................                   7,113
            Custody fees ..................................................................................                   3,343
            Registration and filing administration fees (note 2) ..........................................                   4,900
            Fund accounting fees (note 2) .................................................................                  33,000
            Audit fees ....................................................................................                   9,550
            Legal fees ....................................................................................                  18,540
            Securities pricing fees .......................................................................                   2,807
            Shareholder recordkeeping fees ................................................................                   7,500
            Shareholder servicing expenses ................................................................                   4,314
            Registration and filing expenses ..............................................................                   5,885
            Printing expenses .............................................................................                   7,984
            Amortization of deferred organization expenses (note 4) .......................................                   8,227
            Trustee fees and meeting expenses .............................................................                   3,743
            Other operating expenses ......................................................................                     355
                                                                                                                        -----------

                  Total expenses ..........................................................................                 205,744
                                                                                                                        -----------

                  Less investment advisory fees waived (note 2) ...........................................                 (31,699)
                                                                                                                        -----------

                  Net expenses ............................................................................                 174,045
                                                                                                                        -----------

                       Net investment loss ................................................................                  (8,424)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions .....................................................                (578,937)
       Increase in unrealized appreciation on investments .................................................               1,853,775
                                                                                                                        -----------

            Net realized and unrealized gain on investments ...............................................               1,274,838
                                                                                                                        -----------

                  Net increase in net assets resulting from operations ....................................             $ 1,266,414
                                                                                                                        ===========







See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                   September 9, 1997
                                                                                                                     (commencement
                                                                                                     Year ended      of operations)
                                                                                                      March 31,       to March 31,
                                                                                                        1999              1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
          Net investment (loss) income ............................................                  $    (8,424)       $     1,567
          Net realized loss from investment transactions ..........................                     (578,937)           (42,186)
          Increase in unrealized appreciation on investments ......................                    1,853,775            729,979
                                                                                                     -----------        -----------

              Net increase in net assets resulting from operations ................                    1,266,414            689,360
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income - Institutional Class .............................                            0             (2,096)
          Net investment income - Investor Class ..................................                            0                (40)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions .................                            0             (2,136)
                                                                                                     -----------        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ....                    5,552,729          6,452,155
                                                                                                     -----------        -----------

                   Total increase in net assets ...................................                    6,819,143          7,139,379
NET ASSETS
     Beginning of period ..........................................................                    7,139,379                  0
                                                                                                     -----------        -----------

     End of period ................................................................                  $13,958,522        $ 7,139,379
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                                                          For the period from
                                                                                                           September 9, 1997
                                                                         Year ended                  (commencement of operations)
                                                                       March 31, 1999                      to March 31, 1998

                                                                 Shares              Value             Shares              Value
                                                            ------------------------------------------------------------------------
                 -------------------
                 INSTITUTIONAL CLASS
                 -------------------
Shares sold .............................................          361,611        $ 4,344,114            564,741        $ 5,750,088
Shares issued for reinvestment of distributions .........                0                  0                191              2,096
                                                               -----------        -----------        -----------        -----------
                                                                   361,611          4,344,114            564,932          5,752,184
Shares redeemed .........................................          (32,095)          (380,601)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          329,516        $ 3,963,513            564,801        $ 5,750,789
                                                               ===========        ===========        ===========        ===========
                   --------------
                   INVESTOR CLASS
                   --------------
Shares sold .............................................          143,763        $ 1,721,117             67,766        $   701,326
Shares issued for reinvestment of distributions .........                0                  0                  4                 40
                                                               -----------        -----------        -----------        -----------
                                                                   143,763          1,721,117             67,770            701,366
Shares redeemed .........................................          (11,169)          (131,901)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          132,594        $ 1,589,216             67,770        $   701,366
                                                               ===========        ===========        ===========        ===========
                    ------------
                    FUND SUMMARY
                    ------------
Shares sold .............................................          505,374        $ 6,065,231            632,507        $ 6,451,414
Shares issued for reinvestment of distributions .........                0                  0                195              2,136
                                                               -----------        -----------        -----------        -----------
                                                                   505,374          6,065,231            632,702          6,453,550
Shares redeemed .........................................          (43,264)          (512,502)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase .......................................          462,110        $ 5,552,729            632,571        $ 6,452,155
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                   ---------------------------     ---------------------------
                                                                       INSTITUTIONAL CLASS               INVESTOR CLASS
                                                                   ---------------------------     ---------------------------
                                                                                 For the period                  For the period
                                                                               from Sept. 30, 1997              from Oct. 3, 1997
                                                                               (date of inititial               (date of initial
                                                                   Year ended  public investment)  Year ended  public investment)
                                                                    March 31,     to March 31,      March 31,     to March 31,
                                                                      1999            1998            1999            1998
                                                                   ---------------------------     ---------------------------
Net asset value, beginning of period ............................       $11.29          $10.02          $11.26          $10.22

      Income from investment operations
           Net investment income (loss) .........................         0.00            0.00           (0.04)          (0.01)
           Net realized and unrealized gain on investments ......         1.48            1.27            1.45            1.05
                                                                   -----------     -----------     -----------     -----------
                 Total from investment operations ...............         1.48            1.27            1.41            1.04
                                                                   -----------     -----------     -----------     -----------
      Distributions to shareholders from
           Net investment income ................................        (0.00)           0.00           (0.00)          (0.00)
                                                                   -----------     -----------     -----------     -----------

Net asset value, end of period ..................................       $12.77          $11.29          $12.67          $11.26
                                                                   ===========     ===========     ===========     ===========

Total return (a) ................................................        13.11 %         12.72 %         12.52 %         10.52 %
                                                                   ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of period .................................  $11,419,391     $ 6,376,193     $ 2,539,131     $   763,186
                                                                   ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........         2.08 %          3.15 % (b)      2.56 %          3.63 % (b)
           After expense reimbursements and waived fees .........         1.75 %          1.75 % (b)      2.25 %          2.25 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........        (0.35)%         (1.31)% (b)     (0.84)%         (1.70)% (b)
           After expense reimbursements and waived fees .........        (0.01)%          0.09 % (b)     (0.53)%         (0.31)% (b)

      Portfolio turnover rate ...................................        31.11 %         23.64 %         31.11 %         23.64 %


(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized.

See accompanying notes to financial statements

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth & Income Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 9, 1997. The investment objective of the fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.


         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of 3.75%. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $384,452, of which $42,186 expires in the year 2006 and $342,266 expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $31,699 ($0.04 per share) for the year ended March 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $7,113 of such expenses under the Plan for the year ended March 31, 1999.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $8,689,279 and $2,793,249, respectively, for the year ended March 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of WST Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth & Income Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth & Income Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999